united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered

management investment companies

Investment Company Act file number	811-23944

New Age Alpha Variable Funds Trust

(Exact name of registrant as specified in charter)

555 Theodore Fremd Avenue, Suite A-101, Rye, New York	10580
(Address of principal executive offices)	(Zip code)

Cogency Global Inc.

850 New Burton Road, Suite 201, Dover, DE 19904

(Name and address of agent for service)

Registrant’s telephone number, including area code:	212-922-2699

Date of fiscal year end:	12/31

Date of reporting period:	12/31/2025

Item 1. Reports to Stockholders.

(a)

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about NAA All Cap Value Series for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.NAAFunds.com. You can also request this information by contacting us at 833-840-3937.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
VIT	$103	0.97%

How did the Fund perform during the reporting period?

For the period from 1 January 2025 to 31 December 2025, the Fund delivered a return of 12.9% and outperformed its benchmark, S&P Composite 1500 Value Index, which returned 12.7%.

The largest positive sector contributions to performance over the period were from Health Care, Industrials and Energy. The largest negative sector contributions over the period were from Communication Services, Information Technology and Real Estate. The largest positive stock contribution to performance over the period was from MICRON TECHNOLOGY INC, while the largest negative stock contribution was from UNITEDHEALTH GROUP INC.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

NAA All Cap Value Series
S&P Composite 1500 Value Index TR
$40,000
$30,000
$20,000
$10,000
$0
$30,058
$26,885
Dec-2015
Dec-2016
Dec-2017
Dec-2018
Dec-2019
Dec-2020
Dec-2021
Dec-2022
Dec-2023
Dec-2024
Dec-2025

	NAA All Cap Value Series	S&P Composite 1500 Value Index TR
Dec-2015	$10,000	$10,000
Dec-2016	$12,271	$11,849
Dec-2017	$14,084	$13,626
Dec-2018	$12,588	$12,360
Dec-2019	$15,576	$16,230
Dec-2020	$15,869	$16,491
Dec-2021	$20,146	$20,678
Dec-2022	$19,909	$19,547
Dec-2023	$21,606	$23,778
Dec-2024	$23,820	$26,666
Dec-2025	$26,885	$30,058

Average Annual Total Returns

	1 Year	5 Years	10 Years
NAA All Cap Value Series	12.87%	11.12%	10.40%
S&P Composite 1500 Value Index TR	12.72%	12.76%	11.63%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 833-840-3937.

Fund Statistics

  Net Assets$89,032,672
  Number of Portfolio Holdings203
  Advisory Fee (net of waivers)$455,804
  Portfolio Turnover104%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	98.0%
Exchange-Traded Funds	2.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology 19.3%
Financials 16.7%
Health Care 10.6%
Consumer Discretionary 10.1%
Industrials 8.7%
Consumer Staples 8.5%
Energy 5.5%
Utilities 5.4%
Real Estate 4.9%
Communications 4.3%
Materials 3.4%
Equity 2.0%
Other Assets in Excess of Liabilities 0.6%

Value	Value
Other Assets in Excess of Liabilities	0.6%
Equity	2.0%
Materials	3.4%
Communications	4.3%
Real Estate	4.9%
Utilities	5.4%
Energy	5.5%
Consumer Staples	8.5%
Industrials	8.7%
Consumer Discretionary	10.1%
Health Care	10.6%
Financials	16.7%
Technology	19.3%

Industry comparisons within this Tailored Shareholder Report (TSR) are based on the Bloomberg Industry Classification Standard (BICS), which provides a hierarchical system for classifying companies by their primary source of revenue.

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Apple, Inc.	5.8%
Amazon.com, Inc.	3.0%
Exxon Mobil Corporation	1.5%
Walmart, Inc.	1.4%
Tesla, Inc.	1.4%
Costco Wholesale Corporation	1.1%
Bank of America Corporation	1.1%
Home Depot, Inc. (The)	1.0%
Procter & Gamble Company (The)	1.0%
UnitedHealth Group, Inc.	0.9%

Material Fund Changes

No material changes occurred during the year ended December 31, 2025.

NAA All Cap Value Series - VIT

Annual Shareholder Report - December 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.NAAFunds.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 123125-ACVS

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about NAA Large Cap Value Series for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.NAAFunds.com. You can also request this information by contacting us at 833-840-3937.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
VIT	$95	0.89%

How did the Fund perform during the reporting period?

For the period from 1 January 2025 to 31 December 2025, the Fund delivered a return of 14.2% and outperformed its benchmark, S&P 500 Value Index, which returned 13.2%.

The largest positive sector contributions to performance over the period were from Health Care, Materials and Industrials. The largest negative sector contributions over the period were from Communication Services and Real Estate. The largest positive stock contribution to performance over the period was from MICRON TECHNOLOGY INC, while the largest negative stock contribution was from UNITEDHEALTH GROUP INC.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

NAA Large Cap Value Series
S&P 500® Value Index
$40,000
$30,000
$20,000
$10,000
$0
$30,323
$28,097
Dec-2015
Dec-2016
Dec-2017
Dec-2018
Dec-2019
Dec-2020
Dec-2021
Dec-2022
Dec-2023
Dec-2024
Dec-2025

	NAA Large Cap Value Series	S&P 500® Value Index
Dec-2015	$10,000	$10,000
Dec-2016	$12,141	$11,740
Dec-2017	$14,060	$13,543
Dec-2018	$12,721	$12,331
Dec-2019	$15,496	$16,268
Dec-2020	$15,838	$16,489
Dec-2021	$20,119	$20,594
Dec-2022	$19,854	$19,519
Dec-2023	$21,694	$23,858
Dec-2024	$24,613	$26,790
Dec-2025	$28,097	$30,323

Average Annual Total Returns

	1 Year	5 Years	10 Years
NAA Large Cap Value Series	14.16%	12.15%	10.88%
S&P 500® Value Index	13.19%	12.96%	11.73%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 833-840-3937.

Fund Statistics

  Net Assets$196,097,066
  Number of Portfolio Holdings102
  Advisory Fee (net of waivers)$967,249
  Portfolio Turnover82%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	98.0%
Exchange-Traded Funds	2.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology
21.4%
Financials
14.7%
Health Care
12.9%
Consumer Discretionary
9.7%
Consumer Staples
9.4%
Industrials
7.8%
Utilities
6.0%
Energy
5.4%
Communications
4.8%
Real Estate
3.3%
Materials
2.3%
Equity
2.0%
Other Assets in Excess of Liabilities
0.3%

Value	Value
Other Assets in Excess of Liabilities	0.3%
Equity	2.0%
Materials	2.3%
Real Estate	3.3%
Communications	4.8%
Energy	5.4%
Utilities	6.0%
Industrials	7.8%
Consumer Staples	9.4%
Consumer Discretionary	9.7%
Health Care	12.9%
Financials	14.7%
Technology	21.4%

Industry comparisons within this Tailored Shareholder Report (TSR) are based on the Bloomberg Industry Classification Standard (BICS), which provides a hierarchical system for classifying companies by their primary source of revenue.

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Apple, Inc.	7.2%
Amazon.com, Inc.	3.8%
Exxon Mobil Corporation	1.8%
Walmart, Inc.	1.8%
Tesla, Inc.	1.7%
Costco Wholesale Corporation	1.4%
Bank of America Corporation	1.3%
Home Depot, Inc. (The)	1.2%
Procter & Gamble Company (The)	1.2%
UnitedHealth Group, Inc.	1.1%

Material Fund Changes

No material changes occurred during the year ended December 31, 2025.

NAA Large Cap Value Series - VIT

Annual Shareholder Report - December 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.NAAFunds.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 123125-LCVS

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about NAA Large Core Series for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.NAAFunds.com. You can also request this information by contacting us at 833-840-3937.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
VIT	$101	0.93%

How did the Fund perform during the reporting period?

For the period from 1 January 2025 to 31 December 2025, the Fund delivered a return of 16.4% and underperformed its benchmark, S&P 500 Index, which returned 17.9%.

The largest positive sector contributions to performance over the period were from Materials, Utilities and Consumer Discretionary. The largest negative sector contributions over the period were from Financials, Health Care and Communication Services. The largest positive stock contribution to performance over the period was from MICRON TECHNOLOGY INC, while the largest negative stock contribution was from APPLE INC.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

NAA Large Core Series
S&P 500® Index
$40,000
$30,000
$20,000
$10,000
$0
$39,827
$37,879
Dec-2015
Dec-2016
Dec-2017
Dec-2018
Dec-2019
Dec-2020
Dec-2021
Dec-2022
Dec-2023
Dec-2024
Dec-2025

	NAA Large Core Series	S&P 500® Index
Dec-2015	$10,000	$10,000
Dec-2016	$11,335	$11,196
Dec-2017	$13,853	$13,640
Dec-2018	$12,944	$13,042
Dec-2019	$16,823	$17,149
Dec-2020	$19,982	$20,304
Dec-2021	$25,673	$26,132
Dec-2022	$20,367	$21,399
Dec-2023	$25,846	$27,025
Dec-2024	$32,534	$33,786
Dec-2025	$37,879	$39,827

Average Annual Total Returns

	1 Year	5 Years	10 Years
NAA Large Core Series	16.43%	13.65%	14.25%
S&P 500® Index	17.88%	14.42%	14.82%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 833-840-3937.

Fund Statistics

  Net Assets$260,957,449
  Number of Portfolio Holdings102
  Advisory Fee (net of waivers)$1,315,409
  Portfolio Turnover64%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	98.0%
Exchange-Traded Funds	2.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology 36.0%
Communications 11.5%
Financials 10.7%
Consumer Discretionary 9.1%
Health Care 8.6%
Industrials 7.7%
Consumer Staples 4.7%
Energy 2.8%
Utilities 2.4%
Materials 2.1%
Real Estate 2.0%
Equity 2.0%
Other Assets in Excess of Liabilities 0.4%

Value	Value
Other Assets in Excess of Liabilities	0.4%
Equity	2.0%
Real Estate	2.0%
Materials	2.1%
Utilities	2.4%
Energy	2.8%
Consumer Staples	4.7%
Industrials	7.7%
Health Care	8.6%
Consumer Discretionary	9.1%
Financials	10.7%
Communications	11.5%
Technology	36.0%

Industry comparisons within this Tailored Shareholder Report (TSR) are based on the Bloomberg Industry Classification Standard (BICS), which provides a hierarchical system for classifying companies by their primary source of revenue.

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
NVIDIA Corporation	7.3%
Apple, Inc.	6.7%
Microsoft Corporation	6.0%
Alphabet, Inc. - Class A	4.6%
Amazon.com, Inc.	3.7%
Broadcom, Inc.	2.5%
Meta Platforms, Inc. - Class A	2.3%
Tesla, Inc.	2.1%
Berkshire Hathaway, Inc. - Class B	1.5%
JPMorgan Chase & Company	1.5%

Material Fund Changes

No material changes occurred during the year ended December 31, 2025.

NAA Large Core Series - VIT

Annual Shareholder Report - December 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.NAAFunds.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 123125-LCS

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about NAA Large Growth Series for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.NAAFunds.com. You can also request this information by contacting us at 833-840-3937.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
VIT	$110	1.01%

How did the Fund perform during the reporting period?

For the period from 1 January 2025 to 31 December 2025, the Fund delivered a return of 17.0% and underperformed its benchmark, S&P 500 Growth Index, which returned 22.2%.

The largest positive sector contributions to performance over the period were from Industrials, Energy and Consumer Staples. The largest negative sector contributions over the period were from Information Technology, Consumer Discretionary and Communication Services. The largest positive stock contribution to performance over the period was from NVIDIA CORP, while the largest negative stock contribution was from APPLE INC.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

NAA Large Growth Series
S&P 500® Growth Index
$48,235
$48,029
$50,000
$40,000
$30,000
$20,000
$10,000
$0
Dec-2015
Dec-2016
Dec-2017
Dec-2018
Dec-2019
Dec-2020
Dec-2021
Dec-2022
Dec-2023
Dec-2024
Dec-2025

	NAA Large Growth Series	S&P 500® Growth Index
Dec-2015	$10,000	$10,000
Dec-2016	$10,872	$10,689
Dec-2017	$14,145	$13,622
Dec-2018	$13,631	$13,621
Dec-2019	$18,255	$17,861
Dec-2020	$25,168	$23,840
Dec-2021	$32,159	$31,471
Dec-2022	$22,289	$22,217
Dec-2023	$31,185	$28,889
Dec-2024	$41,221	$39,311
Dec-2025	$48,235	$48,029

Average Annual Total Returns

	1 Year	5 Years	10 Years
NAA Large Growth Series	17.02%	13.89%	17.04%
S&P 500® Growth Index	22.18%	15.04%	16.99%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 833-840-3937.

Fund Statistics

  Net Assets$60,571,075
  Number of Portfolio Holdings78
  Advisory Fee (net of waivers)$288,387
  Portfolio Turnover60%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	98.0%
Exchange-Traded Funds	2.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology
50.8%
Communications
19.2%
Consumer Discretionary
7.5%
Health Care
6.1%
Financials
6.1%
Industrials
5.5%
Equity
2.0%
Real Estate
0.7%
Consumer Staples
0.6%
Materials
0.5%
Utilities
0.4%
Energy
0.2%
Other Assets in Excess of Liabilities
0.4%

Value	Value
Other Assets in Excess of Liabilities	0.4%
Energy	0.2%
Utilities	0.4%
Materials	0.5%
Consumer Staples	0.6%
Real Estate	0.7%
Equity	2.0%
Industrials	5.5%
Financials	6.1%
Health Care	6.1%
Consumer Discretionary	7.5%
Communications	19.2%
Technology	50.8%

Industry comparisons within this Tailored Shareholder Report (TSR) are based on the Bloomberg Industry Classification Standard (BICS), which provides a hierarchical system for classifying companies by their primary source of revenue.

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
NVIDIA Corporation	10.8%
Apple, Inc.	9.8%
Microsoft Corporation	8.3%
Broadcom, Inc.	6.0%
Alphabet, Inc. - Class A	5.2%
Meta Platforms, Inc. - Class A	4.9%
Netflix, Inc.	3.6%
Amazon.com, Inc.	3.6%
Berkshire Hathaway, Inc. - Class B	2.8%
Eli Lilly & Company	2.6%

Material Fund Changes

No material changes occurred during the year ended December 31, 2025.

NAA Large Growth Series - VIT

Annual Shareholder Report - December 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.NAAFunds.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 123125-LGS

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about NAA Mid Growth Series for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.NAAFunds.com. You can also request this information by contacting us at 833-840-3937.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
VIT	$105	1.04%

How did the Fund perform during the reporting period?

For the period from 1 January 2025 to 31 December 2025, the Fund delivered a return of 2.2% and underperformed its benchmark, S&P MidCap 400 Growth Index, which returned 7.5%.

The largest positive sector contributions to performance over the period were from Consumer Discretionary, Real Estate and Communication Services. The largest negative sector contributions over the period were from Information Technology, Health Care and Financials. The largest positive stock contribution to performance over the period was from COMFORT SYSTEMS USA INC, while the largest negative stock contribution was from SAREPTA THERAPEUTICS INC.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

NAA Mid Growth Series
S&P MidCap 400® Growth Index
$30,000
$20,000
$10,000
$0
$27,458
$26,986
Dec-2015
Dec-2016
Dec-2017
Dec-2018
Dec-2019
Dec-2020
Dec-2021
Dec-2022
Dec-2023
Dec-2024
Dec-2025

	NAA Mid Growth Series	S&P MidCap 400® Growth Index
Dec-2015	$10,000	$10,000
Dec-2016	$10,865	$11,477
Dec-2017	$13,546	$13,764
Dec-2018	$12,584	$12,341
Dec-2019	$16,699	$15,585
Dec-2020	$22,060	$19,133
Dec-2021	$25,079	$22,749
Dec-2022	$18,113	$18,436
Dec-2023	$22,896	$21,660
Dec-2024	$26,874	$25,113
Dec-2025	$27,458	$26,986

Average Annual Total Returns

	1 Year	5 Years	10 Years
NAA Mid Growth Series	2.17%	4.48%	10.63%
S&P MidCap 400® Growth Index	7.46%	7.12%	10.44%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 833-840-3937.

Fund Statistics

  Net Assets$162,073,601
  Number of Portfolio Holdings127
  Advisory Fee (net of waivers)$995,507
  Portfolio Turnover104%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	98.0%
Exchange-Traded Funds	2.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Industrials 28.5%
Technology 20.9%
Health Care 12.9%
Consumer Discretionary 8.4%
Financials 8.2%
Real Estate 4.2%
Consumer Staples 3.9%
Communications 3.4%
Energy 3.2%
Materials 3.1%
Equity 2.0%
Utilities 1.1%
Other Assets in Excess of Liabilities 0.2%

Value	Value
Other Assets in Excess of Liabilities	0.2%
Utilities	1.1%
Equity	2.0%
Materials	3.1%
Energy	3.2%
Communications	3.4%
Consumer Staples	3.9%
Real Estate	4.2%
Financials	8.2%
Consumer Discretionary	8.4%
Health Care	12.9%
Technology	20.9%
Industrials	28.5%

Industry comparisons within this Tailored Shareholder Report (TSR) are based on the Bloomberg Industry Classification Standard (BICS), which provides a hierarchical system for classifying companies by their primary source of revenue.

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Ciena Corporation	1.7%
Coherent Corp.	1.6%
nVent Electric PLC	1.6%
Woodward, Inc.	1.5%
Guidewire Software, Inc.	1.5%
Curtiss-Wright Corporation	1.5%
BWX Technologies, Inc.	1.5%
Tenet Healthcare Corporation	1.5%
Pure Storage, Inc. - Class A	1.5%
Somnigroup International, Inc.	1.5%

Material Fund Changes

No material changes occurred during the year ended December 31, 2025.

NAA Mid Growth Series - VIT

Annual Shareholder Report - December 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.NAAFunds.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 123125-MGS

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about NAA Small Cap Value Series for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.NAAFunds.com. You can also request this information by contacting us at 833-840-3937.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
VIT	$117	1.15%

How did the Fund perform during the reporting period?

For the period from 1 January 2025 to 31 December 2025, the Fund delivered a return of 3.3% and underperformed its benchmark, S&P SmallCap 600 Value Index, which returned 6.7%.

The largest positive sector contributions to performance over the period were from Communication Services, Financials and Energy. The largest negative sector contributions over the period were from Information Technology, Materials and Consumer Staples. The largest positive stock contribution to performance over the period was from MR COOPER GROUP INC, while the largest negative stock contribution was from ROBERT HALF INC.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

NAA Small Cap Value Series
S&P SmallCap 600® Value Index
$30,000
$20,000
$10,000
$0
$25,090
$20,898
Dec-2015
Dec-2016
Dec-2017
Dec-2018
Dec-2019
Dec-2020
Dec-2021
Dec-2022
Dec-2023
Dec-2024
Dec-2025

	NAA Small Cap Value Series	S&P SmallCap 600® Value Index
Dec-2015	$10,000	$10,000
Dec-2016	$12,660	$13,132
Dec-2017	$13,129	$14,644
Dec-2018	$11,466	$12,793
Dec-2019	$14,055	$15,932
Dec-2020	$13,918	$16,335
Dec-2021	$17,562	$21,390
Dec-2022	$16,906	$19,028
Dec-2023	$18,645	$21,861
Dec-2024	$20,231	$23,515
Dec-2025	$20,898	$25,090

Average Annual Total Returns

	1 Year	5 Years	10 Years
NAA Small Cap Value Series	3.30%	8.47%	7.65%
S&P SmallCap 600® Value Index	6.70%	8.96%	9.64%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 833-840-3937.

Fund Statistics

  Net Assets$49,578,269
  Number of Portfolio Holdings127
  Advisory Fee (net of waivers)$300,448
  Portfolio Turnover115%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	98.0%
Exchange-Traded Funds	2.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Financials
20.9%
Consumer Discretionary
18.0%
Industrials
9.6%
Materials
9.4%
Technology
9.0%
Real Estate
8.0%
Health Care
7.4%
Energy
6.6%
Communications
3.5%
Consumer Staples
2.6%
Utilities
2.6%
Equity
2.0%
Other Assets in Excess of Liabilities
0.4%

Value	Value
Other Assets in Excess of Liabilities	0.4%
Equity	2.0%
Utilities	2.6%
Consumer Staples	2.6%
Communications	3.5%
Energy	6.6%
Health Care	7.4%
Real Estate	8.0%
Technology	9.0%
Materials	9.4%
Industrials	9.6%
Consumer Discretionary	18.0%
Financials	20.9%

Industry comparisons within this Tailored Shareholder Report (TSR) are based on the Bloomberg Industry Classification Standard (BICS), which provides a hierarchical system for classifying companies by their primary source of revenue.

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
BorgWarner, Inc.	2.7%
LKQ Corporation	2.2%
Lincoln National Corporation	2.1%
Eastman Chemical Company	2.1%
GXO Logistics, Inc.	1.8%
VF Corporation	1.7%
Group 1 Automotive, Inc.	1.5%
Meritage Homes Corporation	1.4%
Atlantic Union Bankshares Corporation	1.4%
Selective Insurance Group, Inc.	1.4%

Material Fund Changes

No material changes occurred during the year ended December 31, 2025.

NAA Small Cap Value Series - VIT

Annual Shareholder Report - December 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.NAAFunds.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 123125-SCVS

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about NAA Small Growth Series for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.NAAFunds.com. You can also request this information by contacting us at 833-840-3937.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
VIT	$115	1.11%

How did the Fund perform during the reporting period?

For the period from 1 January 2025 to 31 December 2025, the Fund delivered a return of 6.6% and outperformed its benchmark, S&P SmallCap 600 Growth Index, which returned 5.4%.

The largest positive sector contributions to performance over the period were from Consumer Discretionary, Industrials and Communication Services. The largest negative sector contributions over the period were from Information Technology, Health Care and Materials. The largest positive stock contribution to performance over the period was from ATI INC, while the largest negative stock contribution was from DYNATRACE INC.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

NAA Small Growth Series
S&P SmallCap 600® Growth Index
$30,000
$20,000
$10,000
$0
$25,515
$23,446
Dec-2015
Dec-2016
Dec-2017
Dec-2018
Dec-2019
Dec-2020
Dec-2021
Dec-2022
Dec-2023
Dec-2024
Dec-2025

	NAA Small Growth Series	S&P SmallCap 600® Growth Index
Dec-2015	$10,000	$10,000
Dec-2016	$11,345	$12,216
Dec-2017	$13,885	$14,022
Dec-2018	$12,454	$13,453
Dec-2019	$15,652	$16,296
Dec-2020	$20,633	$19,490
Dec-2021	$21,982	$23,899
Dec-2022	$16,132	$18,862
Dec-2023	$19,522	$22,088
Dec-2024	$21,998	$24,214
Dec-2025	$23,446	$25,515

Average Annual Total Returns

	1 Year	5 Years	10 Years
NAA Small Growth Series	6.58%	2.59%	8.89%
S&P SmallCap 600® Growth Index	5.37%	5.53%	9.82%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 833-840-3937.

Fund Statistics

  Net Assets$24,045,400
  Number of Portfolio Holdings127
  Advisory Fee (net of waivers)$107,848
  Portfolio Turnover75%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	98.0%
Exchange-Traded Funds	2.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Industrials
19.3%
Technology
19.1%
Health Care
16.9%
Financials
11.9%
Consumer Discretionary
11.7%
Real Estate
5.9%
Materials
5.8%
Energy
3.1%
Utilities
2.1%
Equity
2.0%
Consumer Staples
1.5%
Communications
0.5%
Other Assets in Excess of Liabilities
0.2%

Value	Value
Other Assets in Excess of Liabilities	0.2%
Communications	0.5%
Consumer Staples	1.5%
Equity	2.0%
Utilities	2.1%
Energy	3.1%
Materials	5.8%
Real Estate	5.9%
Consumer Discretionary	11.7%
Financials	11.9%
Health Care	16.9%
Technology	19.1%
Industrials	19.3%

Industry comparisons within this Tailored Shareholder Report (TSR) are based on the Bloomberg Industry Classification Standard (BICS), which provides a hierarchical system for classifying companies by their primary source of revenue.

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Dynatrace, Inc.	2.6%
Carpenter Technology Corporation	2.6%
ATI, Inc.	2.5%
SPX Technologies, Inc.	1.9%
TTM Technologies, Inc.	1.7%
MKS, Inc.	1.6%
Mirion Technologies, Inc.	1.6%
Armstrong World Industries, Inc.	1.5%
Dycom Industries, Inc.	1.5%
Sterling Infrastructure, Inc.	1.4%

Material Fund Changes

No material changes occurred during the year ended December 31, 2025.

NAA Small Growth Series - VIT

Annual Shareholder Report - December 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.NAAFunds.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 123125-SGS

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about NAA SMid-Cap Value Series for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.NAAFunds.com. You can also request this information by contacting us at 833-840-3937.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
VIT	$106	1.02%

How did the Fund perform during the reporting period?

For the period from 1 January 2025 to 31 December 2025, the Fund delivered a return of 7.35% and underperformed its benchmark, S&P 1000 Value Index, which returned 7.37%.

The largest positive sector contributions to performance over the period were from Health Care, Consumer Discretionary and Industrials. The largest negative sector contributions over the period were from Financials, Information Technology and Energy. The largest positive stock contribution to performance over the period was from CARDINAL HEALTH INC, while the largest negative stock contribution was from BELLRING BRANDS INC.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

NAA SMid-Cap Value Series
S&P 1000® Value Index
$30,000
$20,000
$10,000
$0
$26,814
$25,858
Dec-2015
Dec-2016
Dec-2017
Dec-2018
Dec-2019
Dec-2020
Dec-2021
Dec-2022
Dec-2023
Dec-2024
Dec-2025

	NAA SMid-Cap Value Series	S&P 1000® Value Index
Dec-2015	$10,000	$9,997
Dec-2016	$12,675	$12,786
Dec-2017	$14,413	$14,331
Dec-2018	$12,543	$12,585
Dec-2019	$15,892	$15,806
Dec-2020	$16,575	$16,344
Dec-2021	$20,512	$21,366
Dec-2022	$20,130	$19,613
Dec-2023	$22,089	$22,608
Dec-2024	$24,089	$24,968
Dec-2025	$25,858	$26,814

Average Annual Total Returns

	1 Year	5 Years	10 Years
NAA SMid-Cap Value Series	7.35%	9.30%	9.97%
S&P 1000® Value Index	7.37%	10.41%	10.37%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 833-840-3937.

Fund Statistics

  Net Assets$132,596,033
  Number of Portfolio Holdings122
  Advisory Fee (net of waivers)$794,741
  Portfolio Turnover106%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	98.0%
Exchange-Traded Funds	2.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Financials
22.9%
Consumer Discretionary
12.0%
Technology
11.0%
Industrials
10.9%
Materials
9.2%
Real Estate
8.8%
Energy
6.4%
Utilities
4.9%
Consumer Staples
4.8%
Health Care
3.6%
Communications
3.4%
Equity
2.0%
Other Assets in Excess of Liabilities
0.1%

Value	Value
Other Assets in Excess of Liabilities	0.1%
Equity	2.0%
Communications	3.4%
Health Care	3.6%
Consumer Staples	4.8%
Utilities	4.9%
Energy	6.4%
Real Estate	8.8%
Materials	9.2%
Industrials	10.9%
Technology	11.0%
Consumer Discretionary	12.0%
Financials	22.9%

Industry comparisons within this Tailored Shareholder Report (TSR) are based on the Bloomberg Industry Classification Standard (BICS), which provides a hierarchical system for classifying companies by their primary source of revenue.

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Alcoa Corporation	1.7%
Cardinal Health, Inc.	1.5%
Jones Lang LaSalle, Inc.	1.5%
Ecolab, Inc.	1.5%
Reinsurance Group of America, Inc.	1.5%
First Horizon Corporation	1.5%
Vulcan Materials Company	1.5%
Unum Group	1.5%
ConocoPhillips	1.5%
Maplebear, Inc.	1.5%

Material Fund Changes

No material changes occurred during the year ended December 31, 2025.

NAA SMid-Cap Value Series - VIT

Annual Shareholder Report - December 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.NAAFunds.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 123125-SMID

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about NAA World Equity Income Series for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.NAAFunds.com. You can also request this information by contacting us at 833-840-3937.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
VIT	$111	1.00%

How did the Fund perform during the reporting period?

For the period from 1 January 2025 to 31 December 2025, the Fund delivered a return of 22.8% and outperformed its benchmark, S&P Developed BMI Index, which returned 22.3%.

The countries with the largest positive contributions to performance over the period were from United Kingdom, Japan and Spain. The countries with the largest negative contributions over the period were from    United States, South Korea and Australia. The largest positive stock contribution to performance over the period was from BROADCOM INC, while the largest negative stock contribution was from APPLE INC.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

NAA World Equity Income Series
S&P Developed BMI Index
$40,000
$30,000
$20,000
$10,000
$0
$31,635
$25,925
Dec-2015
Dec-2016
Dec-2017
Dec-2018
Dec-2019
Dec-2020
Dec-2021
Dec-2022
Dec-2023
Dec-2024
Dec-2025

	NAA World Equity Income Series	S&P Developed BMI Index
Dec-2015	$10,000	$10,000
Dec-2016	$11,038	$10,860
Dec-2017	$12,699	$13,418
Dec-2018	$11,662	$12,180
Dec-2019	$14,158	$15,537
Dec-2020	$15,099	$18,167
Dec-2021	$18,382	$21,888
Dec-2022	$16,706	$17,885
Dec-2023	$18,757	$22,055
Dec-2024	$21,120	$25,874
Dec-2025	$25,925	$31,635

Average Annual Total Returns

	1 Year	5 Years	10 Years
NAA World Equity Income Series	22.75%	11.42%	9.99%
S&P Developed BMI Index	22.26%	11.73%	12.21%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 833-840-3937.

Fund Statistics

  Net Assets$132,918,024
  Number of Portfolio Holdings172
  Advisory Fee (net of waivers)$576,473
  Portfolio Turnover119%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	98.0%
Exchange-Traded Funds	2.0%

What did the Fund invest in?

Country Weighting (% of net assets)

United States
45.9%
Japan
9.1%
Switzerland
5.3%
United Kingdom
4.9%
Canada
4.6%
France
4.3%
Germany
3.5%
Ireland
2.0%
Sweden
1.8%
Italy
1.7%
Other Countries
5.5%
Other Assets in Excess of Liabilities
11.4%

Value	Value
Other Assets in Excess of Liabilities	11.4%
Other Countries	5.5%
Italy	1.7%
Sweden	1.8%
Ireland	2.0%
Germany	3.5%
France	4.3%
Canada	4.6%
United Kingdom	4.9%
Switzerland	5.3%
Japan	9.1%
United States	45.9%

Country weightings within this Tailored Shareholder Report (TSR) are based on the country of risk provided by ICE, the pricing vendor, at the time the security is set up

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Broadcom, Inc.	7.6%
JPMorgan Chase & Company	3.1%
Mitsubishi UFJ Financial Group, Inc.	2.4%
Sony Group Corporation	2.2%
HSBC Holdings PLC	2.0%
Exxon Mobil Corporation	1.9%
Walmart, Inc.	1.8%
Johnson & Johnson	1.8%
Siemens A.G.	1.5%
Nestle S.A.	1.4%

Material Fund Changes

No material changes occurred during the year ended December 31, 2025.

NAA World Equity Income Series - VIT

Annual Shareholder Report - December 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.NAAFunds.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 123125-WEI

(b)	Not applicable

Item 2. Code of Ethics.

(a)	As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)	Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)	Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)	Accountability for adherence to the code.

(c)	Amendments: During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)	Waivers: During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e)	The Code of Ethics is not posted on Registrant’ website.

(f)	A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a)(1)ii	The Registrant’s board of trustees has determined that Richard C. Butt is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Butt is independent for purposes of this Item 3.

(a)(2)	Not applicable.

(a)(3)	Not applicable.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees

FYE 2024 - $117,500

FYE 2025 - $113,322

(b)	Audit-Related Fees

FYE 2024 - None

FYE 2025 - None

(c)	Tax Fees

FYE 2024 - $27,000

FYE 2025 - $37,500

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees

FYE 2024 - None

FYE 2025 - None

(e)	(1)	Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant. The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant. Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)	Percentages of Services Approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X

	2024	2025
Audit-Related Fees:	0.00%	0.00%
Tax Fees:	0.00%	0.00%
All Other Fees:	0.00%	0.00%

(f)	During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)	All non-audit fees billed by the registrant's principal accountant for services rendered to the registrant for the fiscal years ended December 31, 2025, and 2024, respectively are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant's principal accountant for the registrant's adviser.

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Companies.

Not applicable to open-end investment companies.

Item 6. Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

NEW AGE ALPHA
VARIABLE FUNDS TRUST

NAA ALL CAP VALUE SERIES

NAA LARGE CAP VALUE SERIES

NAA LARGE CORE SERIES

NAA LARGE GROWTH SERIES

NAA MID GROWTH SERIES

NAA SMALL CAP VALUE SERIES

NAA SMALL GROWTH SERIES

NAA SMID-CAP VALUE SERIES

NAA WORLD EQUITY INCOME SERIES

Annual Financial Statements and Additional Information

December 31, 2025

NAA ALL CAP VALUE SERIES

SCHEDULE OF INVESTMENTS

December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 97.4%
	Communications - 4.3%
26,582	AT&T, Inc.	$660,297
4,479	GoDaddy, Inc., Class A(a)	555,754
7,130	Maplebear, Inc.(a)	320,707
8,161	Match Group, Inc.	263,519
557	Nexstar Media Group, Inc.	113,099
7,328	Omnicom Group, Inc.	591,736
3,208	T-Mobile US, Inc.	651,352
5,879	Walt Disney Company (The)	668,854
		3,825,318
	Consumer Discretionary - 10.1%
11,714	Amazon.com, Inc.(a)	2,703,825
2,613	Autoliv, Inc.	310,163
3,234	Carter’s, Inc.	104,879
2,523	Champion Homes, Inc.(a)	213,194
46,848	Ford Motor Company	614,646
1,155	Green Brick Partners, Inc.(a)	72,372
532	Group 1 Automotive, Inc.	209,236
2,551	Home Depot, Inc. (The)	877,798
2,140	Lear Corporation	245,244
8,357	Mattel, Inc.(a)	165,802
6,712	MGM Resorts International(a)	244,921
7,871	Mister Car Wash, Inc.(a)	43,763
818	Penske Automotive Group, Inc.	129,481
3,517	PROG Holdings, Inc.	103,716
2,915	Service Corp International	227,283
1,339	Sonic Automotive, Inc., Class A	82,831
7,507	Starbucks Corporation	632,164
2,736	Tesla, Inc.(a)	1,230,434
4,082	TJX Companies, Inc. (The)	627,036
4,389	Topgolf Callaway Brands Corporation(a)	51,220
3,087	YETI Holdings, Inc.(a)	136,353
		9,026,361
	Consumer Staples - 8.5%
17,393	Albertsons Companies, Inc., Class A	298,638

See accompanying notes to financial statements.

NAA ALL CAP VALUE SERIES

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 97.4% (Continued)
	Consumer Staples - 8.5% (Continued)
10,827	Altria Group, Inc.	$624,285
3,424	BellRing Brands, Inc.(a)	91,524
9,156	Coca-Cola Company (The)	640,096
7,874	Colgate-Palmolive Company	622,203
1,135	Costco Wholesale Corporation	978,755
4,701	Dollar Tree, Inc.(a)	578,270
7,725	McCormick & Company Inc	526,150
11,774	Mondelez International, Inc., Class A	633,794
5,989	Procter & Gamble Company (The)	858,285
3,517	Quanex Building Products Corporation	54,091
7,811	Simply Good Foods Company (The)(a)	156,845
2,710	Sprouts Farmers Market, Inc.(a)	215,906
11,236	Walmart, Inc.	1,251,802
		7,530,644
	Energy - 5.5%
13,737	Baker Hughes Company	625,584
4,374	Chevron Corporation	666,641
2,688	Chord Energy Corporation	249,178
6,776	ConocoPhillips	634,301
10,811	Exxon Mobil Corporation	1,300,996
2,131	Innovex International, Inc.(a)	46,605
5,989	Noble Corp plc	169,129
16,875	Nov, Inc. COM	263,756
32,937	Patterson-UTI Energy, Inc.	201,245
16,270	SLB Ltd.	624,443
1,940	Weatherford International PLC	151,824
		4,933,702
	Financials - 16.7%
1,802	American Financial Group, Inc.	246,297
2,423	Ameris Bancorp	179,956
11,610	Apollo Commercial Real Estate Finance, Inc.	112,385
6,413	Arch Capital Group Ltd.(a)	615,135
3,661	Ares Management Corporation, Class A	591,727
17,231	Bank of America Corporation	947,704

See accompanying notes to financial statements.

NAA ALL CAP VALUE SERIES

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 97.4% (Continued)
	Financials - 16.7% (Continued)
4,608	Bank OZK	$212,060
2,053	Chubb Ltd.	640,781
5,840	Citigroup, Inc.	681,470
4,002	CNO Financial Group, Inc.	169,965
2,575	Coinbase Global, Inc., Class A(a)	582,311
1,089	Enact Holdings, Inc.	43,168
1,309	Everest Group Ltd.	444,209
13,654	First Horizon Corporation	326,331
15,599	FNB Corp	266,743
10,065	Franklin Resources, Inc.	240,453
10,675	Fulton Financial Corporation	206,348
653	GATX Corporation	110,749
733	Goldman Sachs Group, Inc. (The)	644,307
748	Goosehead Insurance, Inc., Class A(a)	55,090
888	Hanover Insurance Group, Inc. (The)	162,300
1,173	Houlihan Lokey, Inc.	204,325
2,075	JPMorgan Chase & Company	668,607
2,865	Moelis & Company, Class A	196,940
3,647	Morgan Stanley	647,451
2,107	OFG Bancorp	86,345
638	Piper Sandler Companies	216,735
10,372	Provident Financial Services, Inc.	204,847
3,812	Raymond James Financial, Inc.	612,170
1,599	Reinsurance Group of America, Inc.	325,333
1,690	SEI Investments Company	138,614
2,531	Selective Insurance Group, Inc.	211,769
2,087	Stifel Financial Corporation	261,334
5,817	T Rowe Price Group, Inc.	595,544
2,159	Travelers Companies, Inc. (The)	626,240
12,512	Truist Financial Corporation	615,716
1,040	Trupanion, Inc.(a)	38,865
4,177	Unum Group	323,718
11,843	US Bancorp	631,942
3,102	Walker & Dunlop, Inc.	186,585

See accompanying notes to financial statements.

NAA ALL CAP VALUE SERIES

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 97.4% (Continued)
	Financials - 16.7% (Continued)
7,061	Wells Fargo & Company	$658,085
		14,930,654
	Health Care - 10.6%
8,717	AdaptHealth Corporation(a)	86,821
1,917	Amgen, Inc.	627,453
3,864	BioMarin Pharmaceutical, Inc.(a)	229,638
5,307	Bio-Techne Corporation	312,105
3,129	Cardinal Health, Inc.	643,010
1,841	Cencora, Inc.	621,798
15,087	Centene Corporation(a)	620,830
8,230	CVS Health Corporation	653,133
6,361	Dexcom, Inc.(a)	422,179
1,828	Elevance Health, Inc.	640,805
5,208	Gilead Sciences, Inc.	639,230
2,357	Humana, Inc.	603,698
2,792	IQVIA Holdings, Inc.(a)	629,345
3,097	Johnson & Johnson	640,924
6,573	Merck & Company, Inc.	691,874
2,322	UnitedHealth Group, Inc.	766,516
5,087	Zoetis, Inc.	640,046
		9,469,405
	Industrials - 8.7%
4,505	ABM Industries, Inc.	190,561
1,877	Alarm.com Holdings, Inc.(a)	95,765
1,585	Arcosa, Inc.	168,517
1,338	Deere & Company	622,932
8,885	Delta Air Lines, Inc.	616,619
1,039	Exponent, Inc.	72,169
1,840	General Dynamics Corporation	619,454
2,209	General Electric Company	680,438
9,243	Hayward Holdings, Inc.(a)	142,804
5,223	Johnson Controls International plc	625,455
2,238	L3Harris Technologies, Inc.	657,010
1,747	Matson, Inc.	215,842

See accompanying notes to financial statements.

NAA ALL CAP VALUE SERIES

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 97.4% (Continued)
	Industrials - 8.7% (Continued)
2,412	NEXTracker, Inc., Class A(a)	$210,109
1,541	Oshkosh Corporation	193,596
5,285	Resideo Technologies, Inc.(a)	185,610
14,497	RXO, Inc.(a)	183,242
1,976	SkyWest, Inc.(a)	198,410
15,909	Southwest Airlines Company	657,519
5,585	Textron, Inc.	486,844
783	UniFirst Corp	151,041
8,510	WillScot Holdings Corporation	160,243
4,499	Xylem Inc.	612,674
		7,746,854
	Materials - 3.4%
6,963	Alcoa Corporation	370,014
2,623	AptarGroup, Inc.	319,901
914	Eagle Materials, Inc.	188,906
2,409	Ecolab, Inc.	632,411
13,193	Freeport-McMoRan, Inc.	670,072
1,094	Greif, Inc., Class A	74,064
8,324	LyondellBasell Industries N.V., A	360,429
2,852	Owens Corning	319,167
457	WD-40 Company	89,983
		3,024,947
	Real Estate - 4.9%
2,429	Agree Realty Corporation	174,961
2,802	American Assets Trust, Inc.	53,042
7,526	American Homes 4 Rent, Class A	241,585
3,569	American Tower Corporation, A	626,609
5,562	CubeSmart	200,510
4,209	Digital Realty Trust, Inc.	651,174
1,683	EPR Properties	83,982
3,594	Equity LifeStyle Properties, Inc.	217,832
4,633	Extra Space Storage, Inc.	603,309
2,616	Four Corners Property Trust, Inc.	60,325
2,350	Getty Realty Corporation	64,320

See accompanying notes to financial statements.

NAA ALL CAP VALUE SERIES

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 97.4% (Continued)
	Real Estate - 4.9% (Continued)
17,763	Invitation Homes, Inc.	$493,634
976	Jones Lang LaSalle, Inc.(a)	328,395
4,718	NNN REIT, Inc.	186,974
7,906	Rexford Industrial Realty, Inc.	306,120
		4,292,772
	Technology - 19.3%
2,968	ACI Worldwide, Inc.(a)	141,900
4,647	Akamai Technologies, Inc.(a)	405,451
18,929	Apple, Inc.	5,146,038
2,420	Automatic Data Processing, Inc.	622,497
2,666	Broadridge Financial Solutions, Inc.	594,971
1,967	Cadence Design Systems, Inc.(a)	614,845
8,505	Cisco Systems, Inc.	655,140
7,394	Cognizant Technology Solutions Corporation, Class A(a)	613,702
9,459	CoStar Group, Inc.(a)	636,024
2,214	CTS Corporation	94,914
4,787	DoubleVerify Holdings, Inc.(a)	54,763
1,701	Euronet Worldwide, Inc.(a)	129,463
1,201	FactSet Research Systems, Inc.	348,518
343	Fair Isaac Corporation(a)	579,883
17,954	Intel Corporation(a)	662,504
2,125	International Business Machines Corporation	629,446
5,825	KBR, Inc.	234,165
3,343	Leidos Holdings, Inc.	603,077
1,578	MAXIMUS, Inc.	136,213
552	Morningstar, Inc.	119,955
5,467	NetApp, Inc.	585,461
2,910	NetScout Systems, Inc.(a)	78,745
5,454	Nutanix, Inc., A(a)	281,917
8,581	Payoneer Global, Inc.(a)	48,225
10,419	PayPal Holdings, Inc.	608,261
4,125	Photronics, Inc.(a)	132,000
2,078	Q2 Holdings, Inc.(a)	149,948
3,768	QUALCOMM, Inc.	644,516

See accompanying notes to financial statements.

NAA ALL CAP VALUE SERIES

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 97.4% (Continued)
	Technology - 19.3% (Continued)
4,041	ServiceNow, Inc.(a)	$619,041
5,939	Teradata Corporation(a)	180,783
4,392	Veeco Instruments, Inc.(a)	125,523
2,834	Workday, Inc., Class A(a)	608,687
		17,086,576
	Utilities - 5.4%
6,193	Ameren Corporation	618,433
4,544	American Water Works Company, Inc.	592,992
3,836	Avista Corporation	147,839
5,428	Duke Energy Corporation	636,215
7,583	Evergy, Inc.	549,692
14,023	Exelon Corporation	611,263
13,593	FirstEnergy Corporation	608,559
2,785	H2O America	136,437
6,498	OGE Energy Corporation	277,465
17,722	PPL Corporation	620,624
		4,799,519

	TOTAL COMMON STOCKS (Cost $82,228,787)	86,666,752

	EXCHANGE-TRADED FUNDS — 2.0%
	Equity - 2.0%
3,004	iShares Russell 1000 Value ETF	631,861
2,974	iShares S&P 500 Value ETF	630,696
2,507	Vanguard Small-Cap Value ETF	530,958
	TOTAL EXCHANGE-TRADED FUNDS (Cost $1,779,437)	1,793,515

	TOTAL INVESTMENTS - 99.4% (Cost $84,008,224)	$88,460,267
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.6%	572,405
	NET ASSETS - 100.0%	$89,032,672

See accompanying notes to financial statements.

NAA ALL CAP VALUE SERIES

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2025

(a)	Non-income producing security.

ETF – Exchange Traded Fund

Ltd. – Limited Company

PLC – Public Limited Company

See accompanying notes to financial statements.

NAA LARGE CAP VALUE SERIES

SCHEDULE OF INVESTMENTS

December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 97.7%
	Communications - 4.8%
73,231	AT&T, Inc.	$1,819,058
12,340	GoDaddy, Inc., Class A(a)	1,531,147
22,462	Match Group, Inc.	725,298
20,166	Omnicom Group, Inc.	1,628,405
8,842	T-Mobile US, Inc.	1,795,280
16,182	Walt Disney Company (The)	1,841,026
		9,340,214
	Consumer Discretionary - 9.7%
32,293	Amazon.com, Inc.(a)	7,453,870
129,057	Ford Motor Company	1,693,228
7,028	Home Depot, Inc. (The)	2,418,335
18,487	MGM Resorts International(a)	674,591
20,669	Starbucks Corporation	1,740,536
7,539	Tesla, Inc.(a)	3,390,439
11,239	TJX Companies, Inc. (The)	1,726,423
		19,097,422
	Consumer Staples - 9.4%
29,828	Altria Group, Inc.	1,719,882
25,221	Coca-Cola Company (The)	1,763,200
21,704	Colgate-Palmolive Company	1,715,050
3,129	Costco Wholesale Corporation	2,698,262
12,949	Dollar Tree, Inc.(a)	1,592,856
21,286	McCormick & Company, Inc.	1,449,789
32,427	Mondelez International, Inc., Class A	1,745,546
16,490	Procter & Gamble Company (The)	2,363,182
30,960	Walmart, Inc.	3,449,254
		18,497,021
	Energy - 5.4%
37,838	Baker Hughes Company	1,723,143
12,049	Chevron Corporation	1,836,388
18,664	ConocoPhillips	1,747,137
29,784	Exxon Mobil Corporation	3,584,206
44,827	SLB Ltd.	1,720,460
		10,611,334

See accompanying notes to financial statements.

NAA LARGE CAP VALUE SERIES

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 97.7% (Continued)
	Financials - 14.7%
17,666	Arch Capital Group Ltd.(a)	$1,694,523
10,087	Ares Management Corporation, Class A	1,630,362
47,480	Bank of America Corporation	2,611,401
5,658	Chubb Ltd.	1,765,975
16,081	Citigroup, Inc.	1,876,492
7,102	Coinbase Global, Inc., Class A(a)	1,606,046
3,606	Everest Group Ltd.	1,223,696
27,706	Franklin Resources, Inc.	661,896
2,018	Goldman Sachs Group, Inc. (The)	1,773,822
5,708	JPMorgan Chase & Company	1,839,232
10,043	Morgan Stanley	1,782,934
10,491	Raymond James Financial, Inc.	1,684,749
16,025	T Rowe Price Group, Inc.	1,640,640
5,947	Travelers Companies, Inc. (The)	1,724,987
34,468	Truist Financial Corporation	1,696,170
32,601	US Bancorp	1,739,589
19,441	Wells Fargo & Company	1,811,901
		28,764,415
	Health Care - 12.9%
5,286	Amgen, Inc.	1,730,161
14,609	Bio-Techne Corporation	859,155
8,623	Cardinal Health, Inc.	1,772,027
5,072	Cencora, Inc.	1,713,068
41,573	Centene Corporation(a)	1,710,729
22,689	CVS Health Corporation	1,800,599
17,527	Dexcom, Inc.(a)	1,163,267
5,046	Elevance Health, Inc.	1,768,875
14,344	Gilead Sciences, Inc.	1,760,583
6,483	Humana, Inc.	1,660,491
7,676	IQVIA Holdings, Inc.(a)	1,730,247
8,533	Johnson & Johnson	1,765,904
18,085	Merck & Company, Inc.	1,903,626
6,395	UnitedHealth Group, Inc.	2,111,054

See accompanying notes to financial statements.

NAA LARGE CAP VALUE SERIES

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 97.7% (Continued)
	Health Care - 12.9% (Continued)
14,018	Zoetis, Inc.	$1,763,745
		25,213,531
	Industrials - 7.8%
3,689	Deere & Company	1,717,487
24,490	Delta Air Lines, Inc.	1,699,606
5,069	General Dynamics Corporation	1,706,530
6,087	General Electric Company	1,874,979
14,381	Johnson Controls International plc	1,722,125
6,164	L3Harris Technologies, Inc.	1,809,565
43,749	Southwest Airlines Company	1,808,146
15,373	Textron, Inc.	1,340,064
12,382	Xylem Inc.	1,686,181
		15,364,683
	Materials - 2.3%
6,632	Ecolab, Inc.	1,741,033
36,298	Freeport-McMoRan, Inc.	1,843,575
22,894	LyondellBasell Industries N.V., A	991,310
		4,575,918
	Real Estate - 3.3%
9,826	American Tower Corporation, A	1,725,151
11,609	Digital Realty Trust, Inc.	1,796,028
12,749	Extra Space Storage, Inc.	1,660,175
48,909	Invitation Homes, Inc.	1,359,181
		6,540,535
	Technology - 21.4%
12,787	Akamai Technologies, Inc.(a)	1,115,666
52,168	Apple, Inc.	14,182,392
6,661	Automatic Data Processing, Inc.	1,713,409
7,346	Broadridge Financial Solutions, Inc.	1,639,407
5,424	Cadence Design Systems, Inc.(a)	1,695,434
23,429	Cisco Systems, Inc.	1,804,736
20,371	Cognizant Technology Solutions Corporation, Class A(a)	1,690,793
26,030	CoStar Group, Inc.(a)	1,750,257
3,297	FactSet Research Systems, Inc.	956,756

See accompanying notes to financial statements.

NAA LARGE CAP VALUE SERIES

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 97.7% (Continued)
	Technology - 21.4% (Continued)
946	Fair Isaac Corporation(a)	$1,599,327
49,586	Intel Corporation(a)	1,829,723
5,857	International Business Machines Corporation	1,734,902
9,207	Leidos Holdings, Inc.	1,660,943
15,058	NetApp, Inc.	1,612,561
28,674	PayPal Holdings, Inc.	1,673,988
10,375	QUALCOMM, Inc.	1,774,644
11,145	ServiceNow, Inc.(a)	1,707,303
7,807	Workday, Inc., Class A(a)	1,676,787
		41,819,028
	Utilities - 6.0%
17,076	Ameren Corporation	1,705,209
12,526	American Water Works Company, Inc.	1,634,643
14,975	Duke Energy Corporation	1,755,221
20,907	Evergy, Inc.	1,515,548
38,667	Exelon Corporation	1,685,495
37,481	FirstEnergy Corporation	1,678,024
48,857	PPL Corporation	1,710,972
		11,685,112

	TOTAL COMMON STOCKS (Cost $178,970,721)	191,509,213

	EXCHANGE-TRADED FUNDS — 2.0%
	Equity - 2.0%
9,456	iShares Russell 1000 Value ETF	1,988,975
9,365	iShares S&P 500 Value ETF	1,986,036
	TOTAL EXCHANGE-TRADED FUNDS (Cost $3,869,520)	3,975,011

	TOTAL INVESTMENTS - 99.7% (Cost $182,840,241)	$195,484,224
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.3%	612,842
	NET ASSETS - 100.0%	$196,097,066

See accompanying notes to financial statements.

NAA LARGE CAP VALUE SERIES

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2025

(a)	Non-income producing security.

ETF – Exchange-Traded Fund

Ltd. – Limited Company

N.V. – Naamioze Vennootschap

PLC – Public Limited Company

See accompanying notes to financial statements.

NAA LARGE CORE SERIES

SCHEDULE OF INVESTMENTS

December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 97.6%
	Communications - 11.5%
38,534	Alphabet, Inc., Class A	$12,061,142
142,846	AT&T, Inc.	3,548,295
544	Booking Holdings, Inc.	2,913,300
9,125	Meta Platforms, Inc., Class A	6,023,321
11,477	T-Mobile US, Inc.	2,330,290
36,896	Uber Technologies, Inc.(a)	3,014,772
		29,891,120
	Consumer Discretionary - 9.1%
41,994	Amazon.com, Inc.(a)	9,693,056
23,852	Chipotle Mexican Grill, Inc.(a)	882,524
5,322	DR Horton, Inc.	766,527
17,692	General Motors Company	1,438,713
4,227	Hilton Worldwide Holdings, Inc.	1,214,206
4,454	Lennar Corporation, Class A	457,871
1,872	Lululemon Athletica, Inc.(a)	389,020
4,035	Marriott International Inc, Class A	1,251,818
16,953	O’Reilly Automotive, Inc.(a)	1,546,283
3,860	PulteGroup, Inc.	452,624
12,414	Tesla, Inc.(a)	5,582,825
		23,675,467
	Consumer Staples - 4.7%
41,634	Coca-Cola Company (The)	2,910,633
27,852	Keurig Dr Pepper, Inc.	780,135
19,518	PepsiCo, Inc.	2,801,223
20,008	Procter & Gamble Company (The)	2,867,346
25,690	Walmart, Inc.	2,862,123
		12,221,460
	Energy - 2.8%
20,569	Baker Hughes Company	936,712
3,780	Diamondback Energy, Inc.	568,247
25,290	Exxon Mobil Corporation	3,043,398
2,116	First Solar, Inc.(a)	552,763
8,449	Phillips 66	1,090,259

See accompanying notes to financial statements.

NAA LARGE CORE SERIES

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 97.6% (Continued)
	Energy - 2.8% (Continued)
29,404	SLB Ltd.	$1,128,526
		7,319,905
	Financials - 10.7%
4,978	Allstate Corporation (The)	1,036,171
7,786	American Express Company	2,880,431
4,855	Arthur J Gallagher & Company	1,256,425
54,280	Bank of America Corporation	2,985,400
7,952	Berkshire Hathaway, Inc., Class B(a)	3,997,073
6,971	Chubb Ltd.	2,175,789
26,250	Citigroup, Inc.	3,063,113
3,370	Goldman Sachs Group, Inc. (The)	2,962,230
5,184	Hartford Insurance Group, Inc. (The)	714,355
12,050	JPMorgan Chase & Company	3,882,750
16,778	Morgan Stanley	2,978,598
		27,932,335
	Health Care - 8.6%
8,920	Amgen, Inc.	2,919,605
3,745	Cooper Companies, Inc. (The)(a)	306,940
2,854	Eli Lilly & Company	3,067,137
24,131	Gilead Sciences, Inc.	2,961,839
1,586	IDEXX Laboratories, Inc.(a)	1,072,977
1,413	Insulet Corporation(a)	401,631
29,593	Merck & Company, Inc.	3,114,959
6,747	Stryker Corporation	2,371,368
8,894	UnitedHealth Group, Inc.	2,935,998
4,880	Vertex Pharmaceuticals, Inc.(a)	2,212,397
8,255	Zoetis, Inc.	1,038,644
		22,403,495
	Industrials - 7.7%
23,019	Amphenol Corporation, Class A	3,110,788
5,241	Caterpillar, Inc.	3,002,412
6,608	Cintas Corporation	1,242,766
12,409	Delta Air Lines, Inc.	861,185
21,892	Fastenal Company	878,526

See accompanying notes to financial statements.

NAA LARGE CORE SERIES

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 97.6% (Continued)
	Industrials - 7.7% (Continued)
10,104	General Electric Company	$3,112,334
11,952	Honeywell International, Inc.	2,331,715
752	Huntington Ingalls Industries, Inc.	255,733
2,496	Parker-Hannifin Corporation	2,193,884
3,888	Republic Services, Inc.	823,984
9,527	Southwest Airlines Company	393,751
1,253	United Rentals, Inc.	1,014,078
813	WW Grainger, Inc.	820,358
		20,041,514
	Materials - 2.1%
4,879	Ecolab, Inc.	1,280,835
20,425	Newmont Corporation	2,039,436
4,466	Sherwin-Williams Company (The)	1,447,119
2,665	Vulcan Materials Company	760,111
		5,527,501
	Real Estate - 2.0%
9,316	American Tower Corporation, A	1,635,611
5,651	CBRE Group, Inc., Class A(a)	908,624
11,891	Host Hotels & Resorts, Inc.	210,827
6,271	Iron Mountain, Inc.	520,179
17,979	Realty Income Corporation	1,013,476
6,344	Simon Property Group, Inc.	1,174,338
		5,463,055
	Technology - 36.0%
64,595	Apple, Inc.	17,560,797
7,786	Automatic Data Processing, Inc.	2,002,793
19,076	Broadcom, Inc.	6,602,204
38,898	Cisco Systems, Inc.	2,996,313
5,469	Crowdstrike Holdings, Inc., Class A(a)	2,563,648
468	Fair Isaac Corporation(a)	791,210
1,301	Gartner, Inc.(a)	328,216
4,413	Intuit, Inc.	2,923,259
1,371	Jack Henry & Associates, Inc.	250,180
5,241	Mastercard, Inc., Class A	2,991,982

See accompanying notes to financial statements.

NAA LARGE CORE SERIES

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 97.6% (Continued)
	Technology - 36.0% (Continued)
13,066	Micron Technology, Inc.	$3,729,167
32,239	Microsoft Corporation	15,591,426
102,154	NVIDIA Corporation	19,051,721
16,609	Oracle Corporation	3,237,260
14,400	Palo Alto Networks, Inc.(a)	2,652,480
942	Paycom Software, Inc.	150,117
18,703	PayPal Holdings, Inc.	1,091,881
16,955	QUALCOMM, Inc.	2,900,153
5,684	S&P Global, Inc.	2,970,402
11,380	Salesforce, Inc.	3,014,676
854	Tyler Technologies, Inc.(a)	387,673
		93,787,558
	Utilities - 2.4%
3,691	American Water Works Company, Inc.	481,676
6,504	Constellation Energy Corporation	2,297,667
15,098	Duke Energy Corporation	1,769,637
19,781	Exelon Corporation	862,254
10,352	FirstEnergy Corporation	463,459
14,408	PPL Corporation	504,568
		6,379,261

	TOTAL COMMON STOCKS (Cost $218,086,325)	254,642,671

	EXCHANGE-TRADED FUNDS — 2.0%
	Equity - 2.0%
3,827	iShares Core S&P 500 ETF	2,621,266
3,833	SPDR S&P 500 ETF	2,613,799
	TOTAL EXCHANGE-TRADED FUNDS (Cost $5,196,969)	5,235,065

See accompanying notes to financial statements.

NAA LARGE CORE SERIES

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2025

Fair Value
TOTAL INVESTMENTS - 99.6% (Cost $223,283,294)	$259,877,736
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.4%	1,079,713
NET ASSETS - 100.0%	$260,957,449

(a)	Non-income producing security.

ETF – Exchange-Traded Fund

Ltd. – Limited Company

SPDR – Standard & Poor’s Depositary Receipt

See accompanying notes to financial statements.

NAA LARGE GROWTH SERIES

SCHEDULE OF INVESTMENTS

December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 97.6%
	Communications - 19.2%
10,140	Alphabet, Inc., Class A	$3,173,820
4,847	Alphabet, Inc., Class C	1,520,989
1,096	AppLovin Corporation, Class A(a)	738,507
87	Booking Holdings, Inc.	465,914
298	Expedia Group, Inc.	84,426
4,480	Meta Platforms, Inc., Class A	2,957,203
23,244	Netflix, Inc.(a)	2,179,357
6,433	Uber Technologies, Inc.(a)	525,640
		11,645,856
	Consumer Discretionary - 7.5%
9,359	Amazon.com, Inc.(a)	2,160,244
836	Las Vegas Sands Corporation	54,415
560	Marriott International Inc, Class A	173,735
2,357	O’Reilly Automotive, Inc.(a)	214,982
152	Ralph Lauren Corporation	53,749
544	Tapestry, Inc.	69,507
3,197	Tesla, Inc.(a)	1,437,755
1,662	TJX Companies, Inc. (The)	255,300
443	Wynn Resorts Ltd.	53,306
362	Yum! Brands, Inc.	54,763
		4,527,756
	Consumer Staples - 0.6%
2,272	Philip Morris International, Inc.	364,429

	Energy - 0.2%
394	First Solar, Inc.(a)	102,925

	Financials - 6.1%
975	American Express Company	360,701
3,358	Berkshire Hathaway, Inc., Class B(a)	1,687,900
332	Cincinnati Financial Corporation	54,222
4,078	JPMorgan Chase & Company	1,314,013
899	Progressive Corporation (The)	204,720

See accompanying notes to financial statements.

NAA LARGE GROWTH SERIES

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 97.6% (Continued)
	Financials - 6.1% (Continued)
804	W R Berkley Corporation	$56,376
		3,677,932
	Health Care - 6.1%
969	Amgen, Inc.	317,163
845	Dexcom, Inc.(a)	56,083
1,458	Eli Lilly & Company	1,566,883
453	HCA Healthcare, Inc.	211,488
197	Insulet Corporation(a)	55,995
978	Intuitive Surgical, Inc.(a)	553,901
3,716	Johnson & Johnson	769,026
227	ResMed, Inc.	54,677
394	Stryker Corporation	138,479
		3,723,695
	Industrials - 5.5%
4,922	Amphenol Corporation, Class A	665,159
143	Axon Enterprise, Inc.(a)	81,214
107	Comfort Systems USA, Inc.	99,862
255	Cummins, Inc.	130,165
128	EMCOR Group, Inc.	78,309
367	General Dynamics Corporation	123,554
1,473	General Electric Company	453,728
1,109	Howmet Aerospace, Inc.	227,367
1,103	Johnson Controls International plc	132,084
453	Quanta Services, Inc.	191,193
923	Rollins, Inc.	55,398
3,577	RTX Corporation	656,023
338	Trane Technologies PLC	131,550
162	TransDigm Group, Inc.(a)	215,436
98	United Rentals, Inc.	79,313
		3,320,355
	Materials - 0.5%
2,838	Newmont Corporation	283,374

See accompanying notes to financial statements.

NAA LARGE GROWTH SERIES

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 97.6% (Continued)
	Real Estate - 0.7%
362	Simon Property Group, Inc.	$67,010
1,953	Welltower, Inc.	362,496
		429,506
	Technology - 50.8%
6,685	Advanced Micro Devices, Inc.(a)	1,431,660
21,820	Apple, Inc.	5,931,986
3,146	Applied Materials, Inc.	808,491
4,030	Arista Networks, Inc.(a)	528,051
10,501	Broadcom, Inc.	3,634,396
8,023	Cisco Systems, Inc.	618,012
1,015	Crowdstrike Holdings, Inc., Class A(a)	475,791
43	Fair Isaac Corporation(a)	72,697
1,540	Fortinet, Inc.(a)	122,291
1,827	International Business Machines Corporation	541,176
570	Intuit, Inc.	377,579
504	KLA Corporation	612,400
1,436	Mastercard, Inc., Class A	819,784
4,614	Micron Technology, Inc.	1,316,882
10,456	Microsoft Corporation	5,056,732
185	Monolithic Power Systems, Inc.	167,677
34,967	NVIDIA Corporation	6,521,345
1,499	Palo Alto Networks, Inc.(a)	276,116
361	S&P Global, Inc.	188,655
2,539	ServiceNow, Inc.(a)	388,949
2,419	Visa, Inc., Class A	848,366
360	Workday, Inc., Class A(a)	77,321
		30,816,357
	Utilities - 0.4%
609	Constellation Energy Corporation	215,141

	TOTAL COMMON STOCKS (Cost $47,809,299)	59,107,326

See accompanying notes to financial statements.

NAA LARGE GROWTH SERIES

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 2.0%
	Equity - 2.0%
1,274	iShares Russell 1000 Growth ETF	$602,984
4,907	iShares S&P 500 Growth ETF	604,837
	TOTAL EXCHANGE-TRADED FUNDS (Cost $1,194,089)	1,207,821

	TOTAL INVESTMENTS - 99.6% (Cost $49,003,388)	$60,315,147
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.4%	255,928
	NET ASSETS - 100.0%	$60,571,075

(a)	Non-income producing security.

ETF – Exchange-Traded Fund

Ltd. – Limited Company

PLC – Public Limited Company

See accompanying notes to financial statements.

NAA MID GROWTH SERIES

SCHEDULE OF INVESTMENTS

December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 97.8%
	Communications - 3.4%
20,266	EchoStar Corporation, Class A(a)	$2,202,914
4,095	Expedia Group, Inc.	1,160,154
5,150	Fox Corporation, Class A	376,311
24,685	New York Times Company (The), Class A	1,713,633
		5,453,012
	Consumer Discretionary - 8.4%
2,669	Abercrombie & Fitch Company, Class A(a)	335,947
8,823	Boyd Gaming Corporation	752,073
6,110	Burlington Stores, Inc.(a)	1,764,874
26,000	Chewy, Inc., Class A(a)	859,300
10,434	Churchill Downs, Inc.	1,187,181
3,374	Crocs, Inc.(a)	288,544
4,177	Grand Canyon Education, Inc.(a)	694,677
8,234	Planet Fitness, Inc., Class A(a)	893,142
1,428	Ralph Lauren Corporation	504,955
26,470	Somnigroup International, Inc.	2,363,242
10,304	Texas Roadhouse, Inc.	1,710,463
2,339	TKO Group Holdings, Inc.	488,851
9,877	Travel + Leisure Company	696,625
4,511	Wingstop, Inc.	1,075,828
		13,615,702
	Consumer Staples - 3.9%
6,359	e.l.f. Beauty, Inc.(a)	483,538
8,793	Five Below, Inc.(a)	1,656,249
38,457	Hims & Hers Health, Inc.(a)	1,248,699
5,142	Ollie’s Bargain Outlet Holdings, Inc.(a)	563,615
11,233	Philip Morris International, Inc.	1,801,773
6,501	Sprouts Farmers Market, Inc.(a)	517,935
		6,271,809
	Energy - 3.2%
11,940	DT Midstream, Inc.	1,428,979
4,059	First Solar, Inc.(a)	1,060,333
52,990	TechnipFMC PLC(a)	2,361,234

See accompanying notes to financial statements.

NAA MID GROWTH SERIES

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 97.8% (Continued)
	Energy - 3.2% (Continued)
5,056	Weatherford International PLC	$395,683
		5,246,229
	Financials - 8.2%
16,325	Carlyle Group, Inc. (The)	964,971
5,106	Cullen/Frost Bankers, Inc.	646,573
10,849	East West Bancorp, Inc.	1,219,319
3,951	Evercore, Inc., Class A	1,344,327
3,489	Hamilton Lane, Inc., Class A	468,608
4,743	Houlihan Lokey, Inc.	826,183
17,725	Interactive Brokers Group, Inc., Class A	1,139,895
3,522	Kinsale Capital Group, Inc.	1,377,525
17,514	MGIC Investment Corporation	511,759
2,928	Primerica, Inc.	756,478
3,698	RenaissanceRe Holdings Ltd.	1,039,730
12,070	Ryan Specialty Holdings, Inc.	623,174
8,736	SEI Investments Company	716,527
17,695	SLM Corporation	478,827
9,173	Stifel Financial Corporation	1,148,642
		13,262,538
	Health Care - 12.9%
5,466	Amgen, Inc.	1,789,076
7,610	Dexcom, Inc.(a)	505,076
16,202	Encompass Health Corporation	1,719,680
9,206	Ensign Group, Inc. (The)	1,603,685
18,759	Globus Medical, Inc., Class A(a)	1,637,848
17,966	Halozyme Therapeutics, Inc.(a)	1,209,112
13,656	HealthEquity, Inc.(a)	1,251,026
6,918	Lantheus Holdings, Inc.(a)	460,393
3,532	Medpace Holdings, Inc.(a)	1,983,748
16,425	Neurocrine Biosciences, Inc.(a)	2,329,558
5,893	Penumbra, Inc.(a)	1,832,193
12,051	Tenet Healthcare Corporation(a)	2,394,775
4,605	United Therapeutics Corporation(a)	2,243,786
		20,959,956

See accompanying notes to financial statements.

NAA MID GROWTH SERIES

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 97.8% (Continued)
	Industrials - 28.5%
9,812	AECOM	$935,378
1,727	Allegion plc	274,973
20,314	ATI, Inc.(a)	2,331,235
3,124	Belden, Inc.	364,102
13,990	BWX Technologies, Inc.	2,418,032
7,166	Chart Industries, Inc.(a)	1,477,844
4,135	Clean Harbors, Inc.(a)	969,575
14,535	Cognex Corporation	522,969
1,484	Comfort Systems USA, Inc.	1,385,002
13,252	Core & Main, Inc., Class A(a)	688,706
4,413	Curtiss-Wright Corporation	2,432,755
12,529	Donaldson Company, Inc.	1,110,821
4,802	Dycom Industries, Inc.(a)	1,622,596
1,772	EMCOR Group, Inc.	1,084,092
21,613	Flowserve Corporation	1,499,510
5,062	General Dynamics Corporation	1,704,173
10,155	H&R Block, Inc.	442,555
12,540	ITT, Inc.	2,175,815
30,269	Kratos Defense & Security Solutions, Inc.(a)	2,297,720
10,435	MasTec, Inc.(a)	2,268,255
12,674	Mueller Industries, Inc.	1,454,975
16,245	NEXTracker, Inc., Class A(a)	1,415,102
2,655	Novanta, Inc.(a)	315,918
24,655	nVent Electric PLC	2,514,071
22,598	RB Global, Inc.	2,324,656
8,170	SPX Technologies, Inc.(a)	1,634,490
41,418	Tetra Tech, Inc.	1,389,160
4,520	TopBuild Corporation(a)	1,885,699
1,346	United Rentals, Inc.	1,089,345
9,873	Vontier Corporation	367,078
4,277	Watts Water Technologies, Inc., Class A	1,180,538
8,180	Woodward, Inc.	2,472,977
		46,050,117

See accompanying notes to financial statements.

NAA MID GROWTH SERIES

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 97.8% (Continued)
	Materials - 3.1%
7,125	Carpenter Technology Corporation	$2,243,236
2,602	Eagle Materials, Inc.	537,781
17,918	Newmont Corporation	1,789,112
3,249	Simpson Manufacturing Company, Inc.	524,616
		5,094,745
	Real Estate - 4.2%
15,517	Equity LifeStyle Properties, Inc.	940,485
18,792	Gaming and Leisure Properties, Inc.	839,814
8,442	Lamar Advertising Company, Class A	1,068,588
26,338	Omega Healthcare Investors, Inc.	1,167,827
4,984	Simon Property Group, Inc.	922,588
9,391	Ventas, Inc.	726,676
18,828	WP Carey, Inc.	1,211,771
		6,877,749
	Technology - 20.9%
10,161	Amkor Technology, Inc.	401,156
3,726	Appfolio, Inc., A(a)	866,854
11,546	Ciena Corporation(a)	2,700,263
4,934	Cirrus Logic, Inc.(a)	584,679
13,787	Coherent Corp.(a)	2,544,667
4,325	CommVault Systems, Inc.(a)	542,182
5,009	Crowdstrike Holdings, Inc., Class A(a)	2,348,019
27,813	DocuSign, Inc.(a)	1,902,409
23,000	Doximity, Inc., Class A(a)	1,018,440
29,023	Dropbox, Inc., Class A(a)	806,839
50,349	Dynatrace, Inc.(a)	2,182,126
12,111	Guidewire Software, Inc.(a)	2,434,431
11,614	MACOM Technology Solutions Holdings, Inc.(a)	1,989,246
5,896	Manhattan Associates, Inc.(a)	1,021,836
8,603	MKS, Inc.	1,374,759
1,906	Morningstar, Inc.	414,193
25,171	Okta, Inc.(a)	2,176,536
4,205	Onto Innovation, Inc.(a)	663,801
6,965	Paylocity Holding Corporation(a)	1,062,163

See accompanying notes to financial statements.

NAA MID GROWTH SERIES

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 97.8% (Continued)
	Technology - 20.9% (Continued)
35,463	Pure Storage, Inc., Class A(a)	$2,376,376
6,150	Qualys, Inc.(a)	817,335
20,165	Rambus, Inc.(a)	1,852,962
7,379	Shift4 Payments, Inc., Class A(a)	464,655
3,017	Silicon Laboratories, Inc.(a)	394,322
3,722	Workday, Inc., Class A(a)	799,411
		33,739,660
	Utilities - 1.1%
5,225	Constellation Energy Corporation	1,845,836

	TOTAL COMMON STOCKS (Cost $153,352,175)	158,417,353

	EXCHANGE-TRADED FUNDS — 2.0%
	Equity - 2.0%
11,881	iShares Russell Mid-Cap Growth ETF	1,626,984
16,797	iShares S&P Mid-Cap 400 Growth ETF	1,627,294
	TOTAL EXCHANGE-TRADED FUNDS (Cost $3,308,402)	3,254,278

	TOTAL INVESTMENTS - 99.8% (Cost $156,660,577)	$161,671,631
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%	401,970
	NET ASSETS - 100.0%	$162,073,601

(a)	Non-income producing security.

ETF – Exchange-Traded Fund

Ltd. – Limited Company

PLC – Public Limited Company

See accompanying notes to financial statements.

NAA SMALL CAP VALUE SERIES

SCHEDULE OF INVESTMENTS

December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 97.6%
	Communications - 3.5%
9,104	IAC, Inc.(a)	$355,966
6,466	Iridium Communications, Inc.	112,379
23,710	TEGNA, Inc.	460,211
14,375	Telephone and Data Systems, Inc.	589,375
5,712	Ziff Davis, Inc.(a)	200,777
		1,718,708
	Consumer Discretionary - 18.0%
2,820	Asbury Automotive Group, Inc.(a)	655,734
3,812	Autoliv, Inc.	452,484
768	Avis Budget Group, Inc.(a)	98,550
29,494	Bath & Body Works, Inc.	592,240
29,828	BorgWarner, Inc.	1,344,050
40,009	Goodyear Tire & Rubber Company (The)(a)	350,479
1,839	Group 1 Automotive, Inc.	723,278
9,757	HNI Corporation	410,185
9,381	KB Home	529,182
17,286	Kohl’s Corporation	352,807
35,388	LKQ Corporation	1,068,718
10,627	Meritage Homes Corporation	699,257
2,652	Penske Automotive Group, Inc.	419,785
5,884	Scotts Miracle-Gro Company (The)	343,331
47,585	VF Corporation	860,337
		8,900,417
	Consumer Staples - 2.6%
1,121	Boston Beer Company, Inc. (The), Class A(a)	218,741
6,212	Edgewell Personal Care Company	105,915
16,097	Grocery Outlet Holding Corporation(a)	162,580
12,868	Simply Good Foods Company (The)(a)	258,388
1,371	The Marzetti Company	225,420
9,315	United Natural Foods, Inc.(a)	313,636
		1,284,680
	Energy - 6.6%
11,240	California Resources Corporation	502,540
11,879	Civitas Resources, Inc.	321,802

See accompanying notes to financial statements.

NAA SMALL CAP VALUE SERIES

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 97.6% (Continued)
	Energy - 6.6% (Continued)
27,306	DNOW, Inc.(a)	$361,805
19,332	Enphase Energy, Inc.(a)	619,591
28,072	Magnolia Oil & Gas Corporation, Class A	614,496
54,196	Patterson-UTI Energy, Inc.	331,138
6,349	Weatherford International PLC	496,872
		3,248,244
	Financials - 20.9%
3,988	Ameris Bancorp	296,189
19,746	Atlantic Union Bankshares Corporation	697,033
22,944	Blackstone Mortgage Trust, Inc., Class A	438,919
6,494	Bread Financial Holdings, Inc.	480,751
9,534	Carlyle Group, Inc. (The)	563,555
3,684	Community Financial System, Inc.	211,609
11,098	First Financial Bankshares, Inc.	331,497
17,527	First Hawaiian, Inc.	443,433
12,742	First Interstate BancSystem, Inc., Class A	440,873
42,633	Flagstar Financial, Inc.	536,749
24,873	Fulton Financial Corporation	480,795
2,135	GATX Corporation	362,096
10,630	HA Sustainable Infrastructure Capital, Inc.	334,101
23,811	Lincoln National Corporation	1,060,303
1,190	Piper Sandler Companies	404,255
9,423	Radian Group, Inc.	339,134
13,537	Renasant Corporation	476,773
7,638	Seacoast Banking Corporation of Florida	239,986
8,287	Selective Insurance Group, Inc.	693,373
20,775	Simmons First National Corporation, Class A	391,609
17,394	United Community Banks, Inc.	543,041
11,160	WaFd, Inc.	357,455
5,073	Walker & Dunlop, Inc.	305,141
		10,428,670
	Health Care - 7.4%
7,850	Bruker Corporation	369,814
4,477	CONMED Corporation	181,766

See accompanying notes to financial statements.

NAA SMALL CAP VALUE SERIES

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 97.6% (Continued)
	Health Care - 7.4% (Continued)
8,337	Enovis Corporation(a)	$222,098
2,504	Glaukos Corporation(a)	282,727
2,900	Haemonetics Corporation(a)	232,435
5,008	Integer Holdings Corporation(a)	392,777
2,838	Lantheus Holdings, Inc.(a)	188,869
2,967	Masimo Corporation(a)	385,888
28,986	Neogen Corporation(a)	202,612
6,279	Omnicell, Inc.(a)	284,439
6,841	Prestige Consumer Healthcare, Inc.(a)	422,021
3,937	RadNet, Inc.(a)	280,905
16,138	Select Medical Holdings Corporation	239,649
		3,686,000
	Industrials - 9.6%
8,387	ABM Industries, Inc.	354,770
3,091	Alarm.com Holdings, Inc.(a)	157,703
2,614	Arcosa, Inc.	277,920
1,690	Brink’s Company (The)	197,274
3,402	Exponent, Inc.	236,303
17,736	Gates Industrial Corp plc(a)	380,792
16,855	GXO Logistics, Inc.(a)	887,246
10,977	Kennametal, Inc.	311,857
4,325	Matson, Inc.	534,354
2,165	MSA Safety, Inc.	346,703
2,729	Novanta, Inc.(a)	324,724
8,689	Resideo Technologies, Inc.(a)	305,158
4,195	SkyWest, Inc.(a)	421,220
		4,736,024
	Materials - 9.4%
2,262	Balchem Corporation	346,900
5,150	Boise Cascade Company	379,040
7,645	Cabot Corporation	506,711
7,537	Core Natural Resources, Inc.	667,099
16,144	Eastman Chemical Company	1,030,471
3,581	Greif, Inc., Class A	242,434

See accompanying notes to financial statements.

NAA SMALL CAP VALUE SERIES

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 97.6% (Continued)
	Materials - 9.4% (Continued)
7,547	HB Fuller Company	$448,745
1,384	Materion Corporation	172,059
4,374	Minerals Technologies, Inc.	266,595
17,944	Peabody Energy Corporation	532,937
12,213	SunCoke Energy, Inc.	87,934
		4,680,925
	Real Estate - 8.0%
18,997	Acadia Realty Trust	390,198
9,600	COPT Defense Properties	266,880
33,403	Cushman & Wakefield Ltd.(a)	540,795
2,939	EastGroup Properties, Inc.	523,554
16,220	Highwoods Properties, Inc.	418,800
3,994	LXP Industrial Trust	198,023
17,498	Macerich Company (The)	323,013
9,966	PotlatchDeltic Corporation	396,447
20,957	Rayonier, Inc.	453,719
9,979	SL Green Realty Corporation	457,737
		3,969,166
	Technology - 9.0%
5,847	ASGN, Inc.(a)	281,650
8,384	Bentley Systems, Inc., Class B	319,975
6,845	BILL Holdings, Inc.(a)	373,326
2,614	Blackbaud, Inc.(a)	165,518
3,388	Cirrus Logic, Inc.(a)	401,478
6,227	Concentrix Corporation	258,919
7,057	Diodes, Inc.(a)	348,192
4,844	Insight Enterprises, Inc.(a)	394,641
5,810	Knowles Corporation(a)	124,508
2,401	MarketAxess Holdings, Inc.	435,181
3,544	MAXIMUS, Inc.	305,918
4,794	NetScout Systems, Inc.(a)	129,726
2,814	Parsons Corporation(a)	173,905
4,769	Qorvo, Inc.(a)	403,029
6,224	Teradata Corporation(a)	189,459

See accompanying notes to financial statements.

NAA SMALL CAP VALUE SERIES

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 97.6% (Continued)
	Technology - 9.0% (Continued)
16,923	ZoomInfo Technologies, Inc., Class A(a)	$172,107
		4,477,532
	Utilities - 2.6%
1,941	American States Water Company	140,684
6,321	Avista Corporation	243,611
4,406	California Water Service Group	190,912
4,585	H20 America	224,619
2,608	MGE Energy, Inc.	204,519
3,257	Otter Tail Corporation	263,199
		1,267,544

	TOTAL COMMON STOCKS (Cost $49,304,166)	48,397,910

	EXCHANGE-TRADED FUNDS — 2.0%
	Equity - 2.0%
2,757	iShares Russell 2000 Value ETF	499,596
2,364	Vanguard Small-Cap Value ETF	500,672
	TOTAL EXCHANGE-TRADED FUNDS (Cost $996,155)	1,000,268

	TOTAL INVESTMENTS - 99.6% (Cost $50,300,321)	$49,398,178
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.4%	180,091
	NET ASSETS - 100.0%	$49,578,269

(a)	Non-income producing security.

ETF – Exchange-Traded Fund

Ltd. – Limited Company

PLC – Public Limited Company

See accompanying notes to financial statements.

NAA SMALL GROWTH SERIES

SCHEDULE OF INVESTMENTS

December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 97.8%
	Communications - 0.5%
3,580	Warner Music Group Corp.	$109,799

	Consumer Discretionary - 11.7%
1,642	Adtalem Global Education, Inc.(a)	169,898
1,924	Armstrong World Industries, Inc.	367,676
1,501	Boot Barn Holdings, Inc.(a)	264,881
2,047	Brinker International, Inc.(a)	293,786
354	Cavco Industries, Inc.(a)	209,122
1,210	Champion Homes, Inc.(a)	102,245
3,143	Cinemark Holdings, Inc.	73,043
1,806	FirstCash Holdings, Inc.	287,840
1,226	Grand Canyon Education, Inc.(a)	203,896
798	Madison Square Garden Sports Corporation(a)	206,403
1,858	Shake Shack, Inc., Class A(a)	150,814
2,923	Travel + Leisure Company	206,159
2,449	Urban Outfitters, Inc.(a)	184,312
2,225	YETI Holdings, Inc.(a)	98,278
		2,818,353
	Consumer Staples - 1.5%
2,145	Cal-Maine Foods, Inc.	170,678
1,887	elf Beauty, Inc.(a)	143,488
480	Inter Parfums, Inc.	40,718
		354,884
	Energy - 3.1%
8,356	Archrock, Inc.	217,422
4,117	Kodiak Gas Services, Inc.	153,976
3,221	Oceaneering International, Inc.(a)	77,401
2,412	Tidewater, Inc.(a)	121,830
3,674	Valaris Ltd.(a)	185,170
		755,799
	Financials - 11.9%
1,712	Ameris Bancorp	127,150
1,036	Assured Guaranty Ltd.	93,105
604	BancFirst Corporation	64,036

See accompanying notes to financial statements.

NAA SMALL GROWTH SERIES

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 97.8% (Continued)
	Financials - 11.9% (Continued)
10,099	BCG Group, Inc-A, Class A(a)	$90,184
587	Cohen & Steers, Inc.	36,852
1,241	Community Financial System, Inc.	71,283
1,504	Cullen/Frost Bankers, Inc.	190,452
994	Enova International, Inc.(a)	156,257
846	Goosehead Insurance, Inc., Class A(a)	62,308
2,598	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	81,655
1,221	Mercury General Corporation	114,847
1,081	Meta Financial Group, Inc.	76,751
5,164	MGIC Investment Corporation	150,892
2,022	Moelis & Company, Class A	138,992
3,395	NMI Holdings, Inc., Class A(a)	138,482
1,142	Palomar Holdings, Inc.(a)	153,897
452	Piper Sandler Cos	153,549
1,203	Pjt Partners, Inc., Class A	201,142
3,054	Radian Group, Inc.	109,913
3,599	StepStone Group, Inc., Class A	230,948
2,216	StoneX Group, Inc.(a)	210,808
4,026	Virtu Financial, Inc., Class A	134,146
1,335	WSFS Financial Corporation	73,745
		2,861,394
	Health Care - 16.9%
11,984	ADMA Biologics, Inc.(a)	218,588
8,016	Alkermes plc(a)	224,288
5,407	BrightSpring Health Services Inc(a)	202,492
2,881	Bruker Corporation	135,724
5,198	Catalyst Pharmaceuticals, Inc.(a)	121,321
1,805	Glaukos Corporation(a)	203,803
3,449	HealthEquity, Inc.(a)	315,964
5,983	Indivior plc(a)	214,670
1,513	Inspire Medical Systems, Inc.(a)	139,544
1,220	Krystal Biotech, Inc.(a)	300,779
1,271	Masimo Corporation(a)	165,306
1,709	Merit Medical Systems, Inc.(a)	150,631

See accompanying notes to financial statements.

NAA SMALL GROWTH SERIES

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 97.8% (Continued)
	Health Care - 16.9% (Continued)
16,077	Mirion Technologies, Inc.(a)	$376,523
5,506	Privia Health Group, Inc.(a)	130,547
3,649	Progyny, Inc.(a)	93,706
2,784	Protagonist Therapeutics, Inc.(a)	243,155
2,255	RadNet, Inc.(a)	160,894
6,354	TG Therapeutics, Inc.(a)	189,413
1,800	TransMedics Group, Inc.(a)	218,969
3,919	Veracyte, Inc.(a)	164,990
2,552	Vericel Corporation(a)	91,898
		4,063,205
	Industrials - 19.3%
1,391	Alarm.com Holdings, Inc.(a)	70,969
5,178	ATI, Inc.(a)	594,228
1,626	Badger Meter, Inc.	283,591
2,133	Cactus, Inc., Class A	97,435
1,058	Dycom Industries, Inc.(a)	357,497
1,219	ESCO Technologies, Inc.	238,180
2,895	Federal Signal Corporation	314,368
4,233	Flowserve Corporation	293,686
3,302	Frontdoor, Inc.(a)	190,492
1,985	Granite Construction, Inc.	228,970
1,111	Installed Building Products, Inc.	288,182
1,306	Moog, Inc., Class A	318,076
780	Novanta, Inc.(a)	92,812
750	OSI Systems, Inc.(a)	191,295
2,234	SPX Technologies, Inc.(a)	446,934
1,125	Sterling Infrastructure, Inc.(a)	344,509
6,648	Zurn Elkay Water Solutions Corporation	309,066
		4,660,290
	Materials - 5.8%
845	Balchem Corporation	129,589
1,966	Carpenter Technology Corporation	618,976
1,463	Century Aluminum Company(a)	57,320
5,656	Element Solutions, Inc.	141,343

See accompanying notes to financial statements.

NAA SMALL GROWTH SERIES

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 97.8% (Continued)
	Materials - 5.8% (Continued)
654	Hawkins, Inc.	$92,907
1,952	Sensient Technologies Corporation	183,391
1,028	Warrior Met Coal, Inc.	90,639
350	WD-40 Company	68,915
		1,383,080
	Real Estate - 5.9%
6,521	Brixmor Property Group, Inc.	170,981
6,466	Essential Properties Realty Trust, Inc.	191,782
6,132	Macerich Company (The)	113,197
4,527	Outfront Media, Inc.	109,101
3,339	Phillips Edison & Company, Inc.	118,768
2,801	Ryman Hospitality Properties, Inc.	265,030
1,839	St Joe Company (The)	109,181
3,504	Tanger, Inc.	116,928
3,482	Terreno Realty Corporation	204,428
		1,399,396
	Technology - 19.1%
3,069	ACI Worldwide, Inc.(a)	146,729
1,322	Axcelis Technologies, Inc.(a)	106,209
4,691	Box, Inc., Class A(a)	140,308
1,453	Cirrus Logic, Inc.(a)	172,181
1,274	CommVault Systems, Inc.(a)	159,709
14,358	Dynatrace, Inc.(a)	622,275
2,926	EVERTEC, Inc.	85,117
7,182	ExlService Holdings, Inc.(a)	304,803
4,018	FormFactor, Inc.(a)	224,124
1,201	Impinj, Inc.(a)	208,986
12,312	MARA Holdings, Inc.(a)	110,562
914	MarketAxess Holdings, Inc.	165,663
2,415	MKS, Inc.	385,917
1,847	Parsons Corporation(a)	114,145
2,630	Qorvo, Inc.(a)	222,261
4,208	Semtech Corporation(a)	310,088
1,032	SPS Commerce, Inc.(a)	91,982

See accompanying notes to financial statements.

NAA SMALL GROWTH SERIES

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 97.8% (Continued)
	Technology - 19.1% (Continued)
5,835	TTM Technologies, Inc.(a)	$402,615
7,265	Viasat, Inc.(a)	250,352
11,810	Viavi Solutions, Inc.(a)	210,454
5,181	Waystar Holding Corporation(a)	169,678
		4,604,158
	Utilities - 2.1%
1,171	American States Water Company	84,874
661	Chesapeake Utilities Corporation	82,466
2,962	Ormat Technologies, Inc.	327,213
		494,553

	TOTAL COMMON STOCKS (Cost $22,390,273)	23,504,911

	EXCHANGE-TRADED FUNDS — 2.0%
	Equity - 2.0%
754	iShares Russell 2000 Growth ETF	243,550
811	Vanguard Small-Cap Growth ETF	245,011
	TOTAL EXCHANGE-TRADED FUNDS (Cost $493,651)	488,561

	TOTAL INVESTMENTS - 99.8% (Cost $22,883,924)	$23,993,472
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%	51,928
	NET ASSETS - 100.0%	$24,045,400

(a)	Non-income producing security.

ETF – Exchange-Traded Fund

Ltd. – Limited Company

PLC – Public Limited Company

See accompanying notes to financial statements.

NAA SMID-CAP VALUE SERIES

SCHEDULE OF INVESTMENTS

December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 97.9%
	Communications - 3.4%
43,121	Maplebear, Inc.(a)	$1,939,582
15,493	Match Group, Inc.	500,269
3,352	Nexstar Media Group, Inc.	680,624
16,709	Omnicom Group, Inc.	1,349,252
		4,469,727
	Consumer Discretionary - 12.0%
15,775	Autoliv, Inc.	1,872,492
19,535	Carter’s, Inc.	633,520
15,257	Champion Homes, Inc.(a)	1,289,216
6,805	Darden Restaurants, Inc.	1,252,256
6,975	Green Brick Partners, Inc.(a)	437,054
3,218	Group 1 Automotive, Inc.	1,265,639
12,926	Lear Corporation	1,481,320
5,926	Lululemon Athletica, Inc.(a)	1,231,482
50,518	Mattel, Inc.(a)	1,002,278
19,650	MGM Resorts International(a)	717,029
47,468	Mister Car Wash, Inc.(a)	263,922
4,897	Penske Automotive Group, Inc.	775,146
21,269	PROG Holdings, Inc.	627,223
17,613	Service Corp International	1,373,285
8,059	Sonic Automotive, Inc., Class A	498,530
26,515	Topgolf Callaway Brands Corporation(a)	309,430
18,655	YETI Holdings, Inc.(a)	823,991
		15,853,813
	Consumer Staples - 4.8%
105,136	Albertsons Companies, Inc., Class A	1,805,185
20,679	BellRing Brands, Inc.(a)	552,750
11,094	Dollar Tree, Inc.(a)	1,364,673
21,253	Quanex Building Products Corporation	326,871
47,230	Simply Good Foods Company (The)(a)	948,378
16,391	Sprouts Farmers Market, Inc.(a)	1,305,871
		6,303,728
	Energy - 6.4%
16,252	Chord Energy Corporation	1,506,560

See accompanying notes to financial statements.

NAA SMID-CAP VALUE SERIES

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 97.9% (Continued)
	Energy - 6.4% (Continued)
20,728	ConocoPhillips	$1,940,348
12,869	Innovex International, Inc.(a)	281,445
36,168	Noble Corp plc	1,021,384
102,032	Nov, Inc. COM	1,594,761
198,812	Patterson-UTI Energy, Inc.	1,214,741
11,719	Weatherford International PLC	917,129
		8,476,368
	Financials - 22.9%
10,883	American Financial Group, Inc.	1,487,488
14,614	Ameris Bancorp	1,085,382
70,232	Apollo Commercial Real Estate Finance, Inc.	679,846
2,938	Assurant, Inc.	707,617
27,799	Bank OZK	1,279,310
24,151	CNO Financial Group, Inc.	1,025,693
6,575	Enact Holdings, Inc.	260,633
2,486	Everest Group Ltd.	843,624
82,453	First Horizon Corporation	1,970,626
94,189	FNB Corp	1,610,631
64,408	Fulton Financial Corporation	1,245,007
3,948	GATX Corporation	669,581
4,527	Goosehead Insurance, Inc., Class A(a)	333,414
5,344	Hanover Insurance Group, Inc. (The)	976,723
7,094	Houlihan Lokey, Inc.	1,235,704
17,323	Moelis & Company, Class A	1,190,783
12,721	OFG Bancorp	521,307
3,860	Piper Sandler Companies	1,311,281
62,670	Provident Financial Services, Inc.	1,237,733
11,321	Raymond James Financial, Inc.	1,818,039
9,689	Reinsurance Group of America, Inc.	1,971,325
10,219	SEI Investments Company	838,162
15,286	Selective Insurance Group, Inc.	1,278,980
12,622	Stifel Financial Corporation	1,580,527
6,282	Trupanion, Inc.(a)	234,758
25,252	Unum Group	1,957,030

See accompanying notes to financial statements.

NAA SMID-CAP VALUE SERIES

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 97.9% (Continued)
	Financials - 22.9% (Continued)
18,761	Walker & Dunlop, Inc.	$1,128,474
		30,479,678
	Health Care - 3.6%
52,651	AdaptHealth Corporation(a)	524,404
23,380	BioMarin Pharmaceutical, Inc.(a)	1,389,473
9,922	Cardinal Health, Inc.	2,038,971
12,086	Dexcom, Inc.(a)	802,148
		4,754,996
	Industrials - 10.9%
27,181	ABM Industries, Inc.	1,149,756
11,362	Alarm.com Holdings, Inc.(a)	579,689
9,589	Arcosa, Inc.	1,019,503
6,288	Exponent, Inc.	436,764
55,853	Hayward Holdings, Inc.(a)	862,929
10,567	Matson, Inc.	1,305,553
14,603	NEXTracker, Inc., Class A(a)	1,272,067
9,302	Oshkosh Corporation	1,168,610
31,928	Resideo Technologies, Inc.(a)	1,121,311
87,654	RXO, Inc.(a)	1,107,947
11,948	SkyWest, Inc.(a)	1,199,699
4,714	UniFirst Corp	909,331
1,750	United Rentals, Inc.	1,416,310
51,484	WillScot Holdings Corporation	969,444
		14,518,913
	Materials - 9.2%
41,958	Alcoa Corporation	2,229,648
15,876	AptarGroup, Inc.	1,936,237
5,530	Eagle Materials, Inc.	1,142,940
7,514	Ecolab, Inc.	1,972,576
6,616	Greif, Inc., Class A	447,903
17,248	Owens Corning	1,930,224
6,891	Vulcan Materials Company	1,965,451
2,766	WD-40 Company	544,625
		12,169,604

See accompanying notes to financial statements.

NAA SMID-CAP VALUE SERIES

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 97.9% (Continued)
	Real Estate - 8.8%
14,682	Agree Realty Corporation	$1,057,544
16,933	American Assets Trust, Inc.	320,542
45,497	American Homes 4 Rent, Class A	1,460,454
33,597	CubeSmart	1,211,172
10,157	EPR Properties	506,834
21,708	Equity LifeStyle Properties, Inc.	1,315,722
15,817	Four Corners Property Trust, Inc.	364,740
14,220	Getty Realty Corporation	389,201
5,898	Jones Lang LaSalle, Inc.(a)	1,984,500
28,529	NNN REIT, Inc.	1,130,604
47,773	Rexford Industrial Realty, Inc.	1,849,771
		11,591,084
	Technology - 11.0%
17,948	ACI Worldwide, Inc.(a)	858,094
7,197	Broadridge Financial Solutions, Inc.	1,606,155
13,373	CTS Corporation	573,301
28,928	DoubleVerify Holdings, Inc.(a)	330,936
10,276	Euronet Worldwide, Inc.(a)	782,106
35,157	KBR, Inc.	1,413,311
8,163	Leidos Holdings, Inc.	1,472,606
9,534	MAXIMUS, Inc.	822,975
3,338	Morningstar, Inc.	725,381
17,600	NetScout Systems, Inc.(a)	476,256
32,965	Nutanix, Inc., A(a)	1,703,961
51,886	Payoneer Global, Inc.(a)	291,599
24,934	Photronics, Inc.(a)	797,887
12,556	Q2 Holdings, Inc.(a)	906,041
35,926	Teradata Corporation(a)	1,093,587
26,553	Veeco Instruments, Inc.(a)	758,885
		14,613,081
	Utilities - 4.9%
23,188	Avista Corporation	893,666
14,421	Evergy, Inc.	1,045,378
32,786	FirstEnergy Corporation	1,467,829

See accompanying notes to financial statements.

NAA SMID-CAP VALUE SERIES

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 97.9% (Continued)
	Utilities - 4.9% (Continued)
16,766	H2O America	$821,366
39,306	OGE Energy Corporation	1,678,366
7,338	Pinnacle West Capital Corporation	650,881
		6,557,486

	TOTAL COMMON STOCKS (Cost $125,875,809)	129,788,478

	EXCHANGE-TRADED FUNDS — 2.0%
	Equity - 2.0%
9,599	iShares Russell Mid-Cap Value ETF	1,353,939
6,316	Vanguard Small-Cap Value ETF	1,337,666
	TOTAL EXCHANGE-TRADED FUNDS (Cost $2,692,642)	2,691,605

	TOTAL INVESTMENTS - 99.9% (Cost $128,568,451)	$132,480,083
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%	115,950
	NET ASSETS - 100.0%	$132,596,033

(a)	Non-income producing security.

ETF – Exchange-Traded Fund

Ltd. – Limited Company

PLC – Public Limited Company
REIT – Real Estate Investment Trust

See accompanying notes to financial statements.

NAA WORLD EQUITY INCOME SERIES

SCHEDULE OF INVESTMENTS

December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 86.8%
	Communications - 3.1%
1,640	Fox Corporation, Class A	$119,835
45,836	KDDI Corporation	792,617
1,431	Omnicom Group, Inc.	115,553
20,256	Orange S.A.	337,917
5,680	Rogers Communications Inc, Class B	214,401
481,352	SoftBank Corporation	660,123
479	VeriSign, Inc.	116,373
20,787	Verizon Communications, Inc.	846,655
8,505	Walt Disney Company (The)	967,614
		4,171,088
	Consumer Discretionary - 6.3%
3,296	Bunzl plc(a)	92,238
8,518	Cie Generale des Etablissements Michelin	283,300
3,462	D’ieteren Group	625,942
3,166	Evolution A.B. 144A	216,577
19,346	Ford Motor Company	253,820
540	Games Workshop Group plc	137,724
4,479	General Motors Company	364,232
924	Genuine Parts Company	113,615
4,740	Home Depot, Inc. (The)	1,631,034
1,181	Lennar Corporation, Class A	121,407
2,116	LVMH Moet Hennessy Louis Vuitton S.E.	1,603,407
3,865	Magna International, Inc.	206,038
1,030	Marriott International Inc, Class A	319,547
1,534	Ross Stores, Inc.	276,335
1,101	Royal Caribbean Cruises Ltd.	307,091
9,529	Sekisui House Ltd.	212,811
13,232	Sumitomo Electric Industries Ltd.	534,335
5,490	TJX Companies, Inc. (The)	843,319
1,297	Yum! Brands, Inc.	196,210
		8,338,982
	Consumer Staples - 8.8%
28,000	Asahi Group Holdings Ltd.	293,087
20,722	British American Tobacco plc	1,177,122

See accompanying notes to financial statements.

NAA WORLD EQUITY INCOME SERIES

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 86.8% (Continued)
	Consumer Staples - 8.8% (Continued)
19,222	Coca-Cola Company (The)	$1,343,811
2,170	Coca-Cola Europacific Partners plc	196,819
840	Constellation Brands, Inc., Class A	115,886
7,734	Imperial Brands plc(a)	325,174
10,125	Koninklijke Ahold Delhaize N.V.	414,778
19,102	Nestle S.A.	1,898,674
6,604	PepsiCo, Inc.	947,807
11,201	Procter & Gamble Company (The)	1,605,215
5,265	Royal Unibrew A/S	475,937
67,905	Tesco PLC(a)	404,411
21,869	Walmart, Inc.	2,436,425
		11,635,146
	Energy - 4.5%
9,487	Chevron Corporation	1,445,914
21,390	Exxon Mobil Corporation	2,574,073
14,089	TC Energy Corporation	775,805
17,779	TotalEnergies S.E.(a)	1,161,107
		5,956,899
	Financials - 26.2%
6,483	AL Sydbank	581,450
3,754	Allianz SE	1,722,201
1,256	Allstate Corporation (The)	261,436
1,038	Ares Management Corporation, Class A	167,772
13,551	AXA S.A.(a)	652,078
78,803	Banco Bilbao Vizcaya Argentaria S.A.	1,856,203
15,927	Bank of Ireland Group PLC(a)	306,396
3,481	Bank of New York Mellon Corporation (The)	404,109
16,160	Bank of Nova Scotia (The)	1,191,835
9,476	Beazley plc	106,278
7,742	BNP Paribas S.A.	734,816
1,778	Chubb Ltd.	554,949
8,623	Citigroup, Inc.	1,006,218
1,961	Deutsche Boerse A.G.	515,361
22,159	DNB Bank ASA	618,848

See accompanying notes to financial statements.

NAA WORLD EQUITY INCOME SERIES

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 86.8% (Continued)
	Financials - 26.2% (Continued)
358	Everest Group Ltd.	$121,487
1,482	Goldman Sachs Group, Inc. (The)	1,302,679
772	Hannover Rueck S.E.	241,431
164,215	HSBC Holdings PLC	2,598,379
30,627	ING Groep N.V.	863,903
2,768	Intercontinental Exchange, Inc.	448,305
142,588	Intesa Sanpaolo SpA	991,851
12,957	JPMorgan Chase & Company	4,175,004
2,735	Julius Baer Group Ltd.	215,436
55,296	Legal & General Group plc	195,220
197,332	Mitsubishi UFJ Financial Group, Inc.	3,140,853
40,152	Mizuho Financial Group, Inc.	1,461,201
6,173	Morgan Stanley	1,095,893
5,064	National Bank of Canada	636,832
41,830	Nordea Bank Abp	790,333
2,939	Progressive Corporation (The)	669,270
11,400	Sumitomo Mitsui Trust Group, Inc.	347,687
32,655	Svenska Handelsbanken A.B., A Shares	476,525
18,304	Swedbank A.B., Class A	638,387
206	Swiss Life Holding A.G.	238,406
29,396	Tokio Marine Holdings, Inc.	1,091,731
1,052	Travelers Companies, Inc. (The)	305,143
19,180	UBS Group A.G.	894,863
13,365	UniCredit SpA	1,113,541
1,702	W R Berkley Corporation	119,344
		34,853,654
	Health Care - 8.4%
2,617	Amgen, Inc.	856,570
1,377	Becton Dickinson and Company	267,234
1,301	Cigna Group (The)	358,074
6,374	CVS Health Corporation	505,840
6,094	Gilead Sciences, Inc.	747,978
581	Humana, Inc.	148,812
11,445	Johnson & Johnson	2,368,544

See accompanying notes to financial statements.

NAA WORLD EQUITY INCOME SERIES

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 86.8% (Continued)
	Health Care - 8.4% (Continued)
6,419	Medtronic PLC	$616,610
11,986	Merck & Company, Inc.	1,261,646
13,648	Novartis A.G.	1,888,233
1,975	Orion OYJ, Class B	147,684
9,311	Sanofi S.A.	904,847
4,053	Siemens Healthineers A.G.	213,887
1,673	Stryker Corporation	588,009
2,074	Zoetis, Inc.	260,951
		11,134,919
	Industrials - 8.4%
11,496	ABB Ltd.	859,392
3,921	Ashtead Group PLC	268,824
29,566	BAE Systems plc	683,123
12,047	Canadian Pacific Kansas City	886,912
1,650	Cintas Corporation	310,316
3,164	Delta Air Lines, Inc.	219,582
784	Expeditors International of Washington, Inc.	116,824
1,247	General Dynamics Corporation	419,815
3,400	Hoshizaki Corp	113,160
1,932	Rollins, Inc.	115,959
6,398	RTX Corporation	1,173,393
7,140	Siemens A.G.	2,006,028
2,831	Southwest Airlines Company	117,005
1,307	Spirax Group plc	120,159
1,149	Trane Technologies PLC	447,191
299	TransDigm Group, Inc.(a)	397,625
2,890	Union Pacific Corporation	668,515
32,022	Volvo A.B., B Shares	1,029,180
3,549	Waste Connections, Inc.	622,420
1,768	Waste Management, Inc.	388,447
1,194	Xylem Inc.	162,599
		11,126,469
	Materials - 2.5%
6,977	Agnico Eagle Mines Ltd.	1,183,159

See accompanying notes to financial statements.

NAA WORLD EQUITY INCOME SERIES

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 86.8% (Continued)
	Materials - 2.5% (Continued)
2,880	DuPont de Nemours, Inc.	$115,776
1,200	Ecolab, Inc.	315,024
6,622	Freeport-McMoRan, Inc.	336,331
3,683	Holcim A.G.	361,521
5,185	Newmont Corporation	517,722
91,100	Nippon Steel Corporation	373,290
3,087	Smurfit WestRock plc	119,374
		3,322,197
	Real Estate - 1.6%
10,200	Aena S.M.E. S.A.	285,437
711	AvalonBay Communities, Inc.	128,911
489	Equinix, Inc.	374,652
449	Essex Property Trust, Inc.	117,494
4,316	Invitation Homes, Inc.	119,942
139	Japan Real Estate Investment Corporation	116,167
10,852	Merlin Properties Socimi, S.A.	158,471
4,513	Realty Income Corporation	254,398
13,792	Segro plc	133,936
1,585	Simon Property Group, Inc.	293,399
5,416	VICI Properties, Inc.	152,298
		2,135,105
	Technology - 15.3%
3,121	Accenture PLC, Class A	837,364
29,211	Broadcom, Inc.	10,109,926
568	Broadridge Financial Solutions, Inc.	126,761
827	CDW Corp	112,637
20,324	Cisco Systems, Inc.	1,565,558
2,384	Cognizant Technology Solutions Corporation, Class A(a)	197,872
4,051	Corning, Inc.	354,706
423	FactSet Research Systems, Inc.	122,750
808	Garmin Ltd.	163,903
4,876	International Business Machines Corporation	1,444,320
6,357	Lam Research Corporation	1,088,191
820	Motorola Solutions, Inc.	314,322

See accompanying notes to financial statements.

NAA WORLD EQUITY INCOME SERIES

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 86.8% (Continued)
	Technology - 15.3% (Continued)
352	MSCI, Inc.	$201,953
1,072	NetApp, Inc.	114,800
4,870	Open Text Corporation	158,600
1,052	Seagate Technology Holdings PLC	289,710
113,692	Sony Group Corporation	2,920,894
1,870	Thomson Reuters Corporation	246,773
		20,371,040
	Utilities - 1.7%
969	American Water Works Company, Inc.	126,454
1,090	DTE Energy Company	140,588
3,804	Duke Energy Corporation	445,867
5,045	Exelon Corporation	219,912
2,629	FirstEnergy Corporation	117,700
2,845	NiSource, Inc.	118,807
1,055	NRG Energy, Inc.	167,998
2,477	Public Service Enterprise Group, Inc.	198,903
2,864	Severn Trent plc	107,676
5,395	Southern Company (The)	470,445
19,201	Terna - Rete Elettrica Nazionale	204,236
		2,318,586

	TOTAL COMMON STOCKS (Cost $100,580,576)	115,364,085

	EXCHANGE-TRADED FUNDS — 1.8%
	Equity - 1.8%
7,437	iShares MSCI EAFE ETF	714,175
1,213	SPDR S&P 500 ETF	827,169
1,319	Vanguard S&P 500 ETF	827,185
	TOTAL EXCHANGE-TRADED FUNDS (Cost $2,325,167)	2,368,529

See accompanying notes to financial statements.

NAA WORLD EQUITY INCOME SERIES

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2025

Fair Value
TOTAL INVESTMENTS - 88.6% (Cost $102,905,743)	$117,732,614
OTHER ASSETS IN EXCESS OF LIABILITIES - 11.4%	15,185,410
NET ASSETS - 100.0%	$132,918,024

(a)	Non-income producing security.

A/S – Anonim Sirketi

ETF – Exchange-Traded Fund

Ltd. – Limited Company

MSCI – Morgan Stanley Capital International

N.V. – Naamioze Vennootschap

PLC – Public Limited Company

S.A. – Société Anonyme

S.E. – Société Européene

SPDR – Standard & Poor’s Depositary Receipt

See accompanying notes to financial statements.

New Age Alpha Variable Funds Trust

Statements of Assets and Liabilities

December 31, 2025

	NAA All Cap Value Series	NAA Large Cap Value Series	NAA Large Core Series	NAA Large Growth Series	NAA Mid Growth Series
Assets:
Investments in securities, at cost	$84,008,224	$182,840,241	$223,283,294	$49,003,388	$156,660,577
Investments in securities, at value	$88,460,267	$195,484,224	$259,877,736	$60,315,147	$161,671,631
Cash	601,869	720,941	1,390,350	406,081	593,905
Receivable for Portfolio shares sold	4,607	-	47,868	434	-
Interest receivable	60	-	437	33	259
Dividends receivable	116,983	267,252	172,994	10,806	97,410
Prepaid expenses	8,202	11,108	10,363	4,130	6,741
Total Assets	89,191,988	196,483,525	261,499,748	60,736,631	162,369,946
Liabilities:
Payable for Portfolio shares redeemed	13,603	77,270	147,498	16,669	30,503
Accrued investment advisory fees	53,473	150,796	182,427	70,855	111,173
Accrued distribution (12b-1) fees	21,644	47,792	63,012	14,992	39,834
Accrued administrative fees	16,709	18,701	36,163	19,682	25,699
Accrued transfer agency fees	4,093	11,292	8,928	3,939	13,182
Accrued miscellaneous fees	49,794	80,608	104,271	39,419	75,954
Total Liabilities	159,316	386,459	542,299	165,556	296,345
Net Assets	$89,032,672	$196,097,066	$260,957,449	$60,571,075	$162,073,601

Components of Net Assets:
Paid-in capital	$76,542,227	$157,446,719	$217,051,695	$49,261,975	$159,564,720
Accumulated earnings	12,490,445	38,650,347	43,905,754	11,309,100	2,508,881
Net Assets	$89,032,672	$196,097,066	$260,957,449	$60,571,075	$162,073,601

Net assets	$89,032,672	$196,097,066	$260,957,449	$60,571,075	$162,073,601
Total shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	2,987,228	5,135,470	5,648,199	2,684,580	3,261,998

Net asset value, offering and redemption price per share
(Net assets ÷ Total shares of beneficial interest outstanding)	$29.80	$38.18	$46.20	$22.56	$49.69

See accompanying notes to financial statements.

New Age Alpha Variable Funds Trust

Statements of Assets and Liabilities (Continued)

December 31, 2025

	NAA Small Cap Value Series	NAA Small Growth Series	NAA SMid-Cap Value Series	NAA World Equity Income Series
Assets:
Investments in securities, at cost	$50,300,321	$22,883,924	$128,568,451	$102,905,743
Investments in securities, at value	$49,398,178	$23,993,472	$132,480,083	$117,732,614
Cash	216,986	130,747	239,226	632,330
Receivable for Portfolio shares sold	125	32	93	14,455,761
Interest receivable	119	76	365	1,166
Dividends receivable	83,553	10,804	142,858	128,537
Reclaims receivable	-	-	-	163,614
Prepaid expenses	3,246	7,345	6,899	9,143
Total Assets	49,702,207	24,142,476	132,869,524	133,123,165
Liabilities:
Payable for Portfolio shares redeemed	6,557	5,096	26,832	30,606
Accrued investment advisory fees	26,636	45,564	121,782	19,136
Accrued distribution (12b-1) fees	23,759	5,961	32,894	28,494
Accrued administrative fees	13,379	9,780	21,798	21,116
Accrued transfer agency fees	6,746	3,867	4,012	6,216
Accrued miscellaneous fees	46,861	26,808	66,173	99,573
Total Liabilities	123,938	97,076	273,491	205,141
Net Assets	$49,578,269	$24,045,400	$132,596,033	$132,918,024

Components of Net Assets:
Paid-in capital	$48,943,659	$25,101,857	$124,331,833	$112,271,764
Accumulated earnings (losses)	634,610	(1,056,457)	8,264,200	20,646,260
Net Assets	$49,578,269	$24,045,400	$132,596,033	$132,918,024

Net assets	$49,578,269	$24,045,400	$132,596,033	$132,918,024
Total shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	1,352,417	792,055	2,158,761	8,831,224
Net asset value, offering and redemption price per share
(Net assets ÷ Total shares of beneficial interest outstanding)	$36.66	$30.36	$61.42	$15.05

See accompanying notes to financial statements.

New Age Alpha Variable Funds Trust

Statements of Operations

For the Year Ended December 31, 2025

	NAA All Cap Value Series	NAA Large Cap Value Series	NAA Large Core Series	NAA Large Growth Series	NAA Mid Growth Series
Investment Income:
Dividend income	$1,665,173	$3,701,941	$2,880,427	$341,161	$1,458,605
Interest income	14,714	30,094	38,580	9,892	29,263
Foreign taxes withheld	(1,177)	(2,079)	(1,040)	(123)	(5,466)
Total Investment Income	1,678,710	3,729,956	2,917,967	350,930	1,482,402
Expenses:
Investment advisory fees	607,602	1,258,867	1,880,686	376,363	1,228,634
Distribution fees (12b-1)	217,000	484,179	626,895	144,755	409,545
Administration fees	61,408	102,524	144,318	49,496	98,217
Custody Fees	29,573	27,028	40,628	20,544	34,014
Transfer agent fees	21,511	25,712	22,222	22,547	28,195
Printing and postage expenses	9,941	12,260	21,319	6,050	16,247
Miscellaneous fees and other expenses	50,922	113,816	165,652	54,893	115,492
Total Expenses	997,957	2,024,386	2,901,720	674,648	1,930,344
Expenses waived/reimbursed	(151,798)	(291,618)	(565,277)	(87,976)	(233,127)
Net Expenses	846,159	1,732,768	2,336,443	586,672	1,697,217
Net Investment Income/(Loss)	832,551	1,997,188	581,524	(235,742)	(214,815)

Realized and Unrealized Gain/(Loss) on Investments:
Net realized gain/(loss) on:
Investments	9,903,140	30,227,551	12,862,195	758,301	(2,137,113)

Net change in unrealized appreciation/(depreciation) on:
Investments	(309,685)	(6,594,049)	24,867,656	8,390,471	7,100,304

Net Realized and Unrealized Gain on Investments	9,593,455	23,633,502	37,729,851	9,148,772	4,963,191

Net Increase in Net Assets Resulting from Operations	$10,426,006	$25,630,690	$38,311,375	$8,913,030	$4,748,376

See accompanying notes to financial statements.

New Age Alpha Variable Funds Trust

Statements of Operations (Continued)

For the Year Ended December 31, 2025

	NAA Small Cap Value Series	NAA Small Growth Series	NAA SMid-Cap Value Series	NAA World Equity Income Series
Investment Income:
Dividend income	$958,634	$225,024	$2,718,133	$2,912,650
Interest income	9,464	4,981	22,332	26,181
Foreign taxes withheld	-	(125)	(2,716)	(169,593)
Total Investment Income	968,098	229,880	2,737,749	2,769,238
Expenses:
Investment advisory fees	365,813	186,001	1,012,146	788,699
Distribution fees (12b-1)	121,938	62,000	337,382	281,677
Administration fees	41,088	28,777	84,125	82,724
Transfer agent fees	22,309	22,901	19,881	23,040
Custody Fees	20,501	19,529	26,028	73,873
Printing and postage expenses	4,892	1,119	11,647	11,714
Miscellaneous fees and other expenses	51,298	32,395	97,246	73,575
Total Expenses	627,839	352,722	1,588,455	1,335,302
Expenses waived/reimbursed	(65,365)	(78,153)	(217,405)	(212,226)
Net Expenses	562,474	274,569	1,371,050	1,123,076
Net Investment Income/(Loss)	405,624	(44,689)	1,366,699	1,646,162

Realized and Unrealized Gain/(Loss) on Investments:
Net realized gain/(loss) on:
Investments	2,470,263	377,010	7,025,818	8,060,842
Foreign currency translations	-	-	-	(46,587)
	2,470,263	377,010	7,025,818	8,014,255
Net change in unrealized appreciation/(depreciation) on:
Investments	(1,494,585)	1,216,163	953,534	13,653,090
Foreign currency translations	-	-	-	17,312
	(1,494,585)	1,216,163	953,534	13,670,402
Net Realized and Unrealized Gain on Investments	975,678	1,593,173	7,979,352	21,684,657

Net Increase in Net Assets Resulting from Operations	$1,381,302	$1,548,484	$9,346,051	$23,330,819

See accompanying notes to financial statements.

New Age Alpha Variable Funds Trust

Statements of Changes in Net Assets

	NAA All Cap Value Series		NAA Large Cap Value Series
	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2025	Year Ended December 31, 2024
Increase/(Decrease) in Net Assets:
From Operations:
Net investment income	$832,551	$1,258,076	$1,997,188	$3,085,233
Net realized gain on investments	9,903,140	20,370,680	30,227,551	39,766,631
Net change in unrealized depreciation on investments	(309,685)	(12,321,331)	(6,594,049)	(16,980,126)
Net increase in net assets resulting from operations	10,426,006	9,307,425	25,630,690	25,871,738
From Distributions to Shareholders:
Total distributions Paid	(19,746,026)	(6,287,518)	(38,969,629)	(17,908,003)
Total distributions to shareholders	(19,746,026)	(6,287,518)	(38,969,629)	(17,908,003)
From Shares of Beneficial Interest:
Proceeds from shares sold	1,180,741	1,957,443	2,623,892	3,734,900
Reinvestment of distributions	19,746,026	6,287,518	38,969,629	17,908,003
Cost of shares redeemed	(12,454,350)	(14,749,269)	(30,831,534)	(30,507,642)
Net increase/(decrease) in net assets from share transactions of beneficial interest	8,472,417	(6,504,308)	10,761,987	(8,864,739)
Total Decrease In Net Assets	(847,603)	(3,484,401)	(2,576,952)	(901,004)

Net Assets:
Beginning of year	89,880,275	93,364,676	198,674,018	199,575,022
End of year	$89,032,672	$89,880,275	$196,097,066	$198,674,018

SHARE ACTIVITY
Shares Sold	35,567	56,641	63,591	88,846
Shares Reinvested	663,286	186,131	1,025,517	438,277
Shares Redeemed	(368,975)	(429,933)	(741,053)	(726,045)
Net increase/(decrease) in shares of beneficial interest outstanding	329,878	(187,161)	348,055	(198,922)

See accompanying notes to financial statements.

New Age Alpha Variable Funds Trust

Statements of Changes in Net Assets (Continued)

	NAA Large Core Series		NAA Large Growth Series
	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2025	Year Ended December 31, 2024
Increase/(Decrease) in Net Assets:
From Operations:
Net investment income/(loss)	$581,524	$7,085,413	$(235,742)	$1,400,559
Net realized gain on investments	12,862,195	60,736,808	758,301	16,468,537
Net change in unrealized appreciation/(depreciation) on investments	24,867,656	(11,617,206)	8,390,471	(3,015,347)
Net increase in net assets resulting from operations	38,311,375	56,205,015	8,913,030	14,853,749
From Distributions to Shareholders:
Total distributions Paid	(53,976,860)	(7,520,187)	(13,165,736)	(1,441,067)
Total distributions to shareholders	(53,976,860)	(7,520,187)	(13,165,736)	(1,441,067)
From Shares of Beneficial Interest:
Proceeds from shares sold	4,608,745	4,612,268	2,857,119	6,582,849
Reinvestment of distributions	53,976,860	7,520,187	13,165,736	1,441,067
Cost of shares redeemed	(36,593,878)	(33,689,927)	(10,653,278)	(10,711,798)
Net increase/(decrease) in net assets from share transactions of beneficial interest	21,991,727	(21,557,472)	5,369,577	(2,687,882)
Total Increase In Net Assets	6,326,242	27,127,356	1,116,871	10,724,800

Net Assets:
Beginning of year	254,631,207	227,503,851	59,454,204	48,729,404
End of year	$260,957,449	$254,631,207	$60,571,075	$59,454,204

SHARE ACTIVITY
Shares Sold	97,078	100,582	115,312	285,142
Shares Reinvested	1,168,077	161,724	576,433	64,333
Shares Redeemed	(734,016)	(728,156)	(437,398)	(482,839)
Net increase/(decrease) in shares of beneficial interest outstanding	531,139	(465,850)	254,347	(133,364)

See accompanying notes to financial statements.

New Age Alpha Variable Funds Trust

Statements of Changes in Net Assets (Continued)

	NAA Mid Growth Series		NAA Small Cap Value Series
	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2025	Year Ended December 31, 2024
Increase/(Decrease) in Net Assets:
From Operations:
Net investment income/(loss)	$(214,815)	$4,675,386	$405,624	$481,100
Net realized gain/(loss) on investments	(2,137,113)	46,041,837	2,470,263	11,224,579
Net change in unrealized appreciation/(depreciation) on investments	7,100,304	(22,971,363)	(1,494,585)	(6,968,603)
Net increase in net assets resulting from operations	4,748,376	27,745,860	1,381,302	4,737,076
From Distributions to Shareholders:
Total distributions Paid	(11,873,155)	(5,214,553)	(9,931,152)	(3,254,989)
Total distributions to shareholders	(11,873,155)	(5,214,553)	(9,931,152)	(3,254,989)
From Shares of Beneficial Interest:
Proceeds from shares sold	20,407,866	3,844,451	3,547,317	3,238,916
Reinvestment of distributions	11,873,155	5,214,553	9,931,152	3,254,989
Cost of shares redeemed	(21,057,607)	(46,944,857)	(8,544,187)	(17,001,410)
Net increase/(decrease) in net assets from share transactions of beneficial interest	11,223,414	(37,885,853)	4,934,282	(10,507,505)
Total Increase/(Decrease) In Net Assets	4,098,635	(15,354,546)	(3,615,568)	(9,025,418)

Net Assets:
Beginning of year	157,974,966	173,329,512	53,193,837	62,219,255
End of year	$162,073,601	$157,974,966	$49,578,269	$53,193,837

SHARE ACTIVITY
Shares Sold	415,753	75,983	89,040	72,783
Shares Reinvested	232,761	106,965	272,086	75,173
Shares Redeemed	(408,424)	(935,609)	(209,365)	(388,416)
Net increase/(decrease) in shares of beneficial interest outstanding	240,090	(752,661)	151,761	(240,460)

See accompanying notes to financial statements.

New Age Alpha Variable Funds Trust

Statements of Changes in Net Assets (Continued)

	NAA Small Growth Series		NAA SMid-Cap Value Series
	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2025	Year Ended December 31, 2024
Increase/(Decrease) in Net Assets:
From Operations:
Net investment income/(loss)	$(44,689)	$657,112	$1,366,699	$1,474,152
Net realized gain on investments	377,010	5,579,688	7,025,818	36,033,220
Net change in unrealized appreciation/(depreciation) on investments	1,216,163	(3,052,933)	953,534	(23,429,634)
Net increase in net assets resulting from operations	1,548,484	3,183,867	9,346,051	14,077,738
From Distributions to Shareholders:
Total distributions Paid	(655,241)	(788,282)	(33,339,121)	(6,242,116)
Total distributions to shareholders	(655,241)	(788,282)	(33,339,121)	(6,242,116)
From Shares of Beneficial Interest:
Proceeds from shares sold	732,605	785,249	1,030,518	3,420,683
Reinvestment of distributions	655,241	788,282	33,339,121	6,242,116
Cost of shares redeemed	(4,047,607)	(4,786,765)	(21,182,472)	(34,652,302)
Net increase/(decrease) in net assets from share transactions of beneficial interest	(2,659,761)	(3,213,234)	13,187,167	(24,989,503)
Total Decrease In Net Assets	(1,766,518)	(817,649)	(10,805,903)	(17,153,881)

Net Assets:
Beginning of year	25,811,918	26,629,567	143,401,936	160,555,817
End of year	$24,045,400	$25,811,918	$132,596,033	$143,401,936

SHARE ACTIVITY
Shares Sold	24,551	27,227	14,693	47,160
Shares Reinvested	21,028	27,514	539,119	83,753
Shares Redeemed	(136,257)	(168,094)	(292,627)	(458,572)
Net increase/(decrease) in shares of beneficial interest outstanding	(90,678)	(113,353)	261,185	(327,659)

See accompanying notes to financial statements.

New Age Alpha Variable Funds Trust

Statements of Changes in Net Assets (Continued)

	NAA World Equity Income Series
	Year Ended December 31, 2025	Year Ended December 31, 2024
Increase/(Decrease) in Net Assets:
From Operations:
Net investment income	$1,646,162	$2,221,224
Net realized gain on investments	8,014,255	21,160,529
Net change in unrealized appreciation/(depreciation) on investments	13,670,402	(9,638,330)
Net increase in net assets resulting from operations	23,330,819	13,743,423
From Distributions to Shareholders:
Total distributions Paid	(20,254,912)	(3,114,326)
Total distributions to shareholders	(20,254,912)	(3,114,326)
From Shares of Beneficial Interest:
Proceeds from shares sold	20,758,305	2,992,282
Reinvestment of distributions	20,254,912	3,114,326
Cost of shares redeemed	(22,333,238)	(18,460,050)
Net increase/(decrease) in net assets from share transactions of beneficial interest	18,679,979	(12,353,442)
Total Increase/(Decrease) In Net Assets	21,755,886	(1,724,345)

Net Assets:
Beginning of year	111,162,138	112,886,483
End of year	$132,918,024	$111,162,138

SHARE ACTIVITY
Shares Sold	1,350,935	200,774
Shares Reinvested	1,393,048	210,285
Shares Redeemed	(1,409,398)	(1,255,057)
Net increase/(decrease) in shares of beneficial interest outstanding	1,334,585	(843,998)

See accompanying notes to financial statements.

New Age Alpha Variable Funds Trust

Financial Highlights

NAA All Cap Value Series

Selected data based on a share outstanding throughout each year indicated.

	Year Ended December 31, 2025	Year Ended December 31, 2024		Year Ended December 31, 2023		Year Ended December 31, 2022		Year Ended December 31, 2021
Net asset value, beginning of year	$33.82	$32.82		$33.47		$38.53		$31.06
Income (loss) from investment operations:
Net investment income (a)	0.32	0.46		0.53		0.52		0.38
Net realized and unrealized gain (loss) on investments	4.02	2.90		2.24		(1.15)		7.93
Total income (loss) from investment operations	4.34	3.36		2.77		(0.63)		8.31
Less distributions from:
Net investment income	(0.53)	(0.57)		(0.53)		(0.43)		(0.65)
Net realized gain	(7.83)	(1.79)		(2.89)		(4.00)		(0.19)
Total distributions	(8.36)	(2.36)		(3.42)		(4.43)		(0.84)
Net asset value, end of year	$29.80	$33.82		$32.82		$33.47		$38.53
Total return (b)(c)	12.87%	10.25%		8.52%		(1.17)%		26.95%

Ratios and Supplemental Data:
Net assets, end of year (in 000’s)	$89,033	$89,880		$93,365		$93,912		$103,134
Net Investment Income (d)	0.96%	1.33%		1.63%		1.45%		1.06%
Total Expenses (d)	1.15%	1.13%		1.14%		1.11%		1.13%
Net Expenses (e)	0.97%	0.84%		0.85	%(f)	0.86	%(f)	0.87	%(f)
Portfolio turnover rate	104%	12	%(g)	25%		30%		26%

(a)	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
(b)	Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had been taken into account these expenses, performance would have been lower. Shares of a series of New Age Variable Funds Trust are available only through the purchase of such products.
(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.
(d)	Does not include the expenses of the underlying investment companies in which the Fund invests.
(e)	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
(f)	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the years presented would be:

				12/31/2023		12/31/2022		12/31/2021
				0.85%		0.86%		0.87%

(g)	Portfolio Turnover excludes investments that were purchased/sold to realign the portfolios.

See accompanying notes to financial statements.

New Age Alpha Variable Funds Trust

Financial Highlights

NAA Large Cap Value Series

Selected data based on a share outstanding throughout each year indicated.

	Year Ended December 31, 2025	Year Ended December 31, 2024		Year Ended December 31, 2023		Year Ended December 31, 2022		Year Ended December 31, 2021
Net asset value, beginning of year	$41.50	$40.02		$41.24		$46.81		$37.61
Income (loss) from investment operations:
Net investment income (a)	0.43	0.63		0.69		0.67		0.52
Net realized and unrealized gain (loss) on investments	5.41	4.70		3.00		(1.48)		9.58
Total income (loss) from investment operations	5.84	5.33		3.69		(0.81)		10.10
Less distributions from:
Net investment income	(0.73)	(0.75)		(0.71)		(0.60)		(0.90)
Net realized gain	(8.43)	(3.10)		(4.20)		(4.16)		(0.00	)(h)
Total distributions	(9.16)	(3.85)		(4.91)		(4.76)		(0.90)
Net asset value, end of year	$38.18	$41.50		$40.02		$41.24		$46.81
Total return (b)(c)	14.16%	13.46%		9.27%		(1.32)%		27.03%

Ratios and Supplemental Data:
Net assets, end of year (in 000’s)	$196,097	$198,674		$199,575		$212,337		$236,817
Net Investment Income (d)	1.03%	1.51%		1.72%		1.53%		1.20%
Total Expenses (d)	1.05%	1.02%		1.02%		1.02%		1.03%
Net Expenses (e)	0.89%	0.76%		0.77	%(f)	0.78	%(f)	0.79	%(f)
Portfolio turnover rate	82%	8	%(g)	22%		25%		22%

(a)	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
(b)	Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had been taken into account these expenses, performance would have been lower. Shares of a series of New Age Variable Funds Trust are available only through the purchase of such products.
(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.
(d)	Does not include the expenses of the underlying investment companies in which the Fund invests.
(e)	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
(f)	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the years presented would be:

				12/31/2023		12/31/2022		12/31/2021
				0.77%		0.78%		0.79%

(g)	Portfolio Turnover excludes investments that were purchased/sold to realign the portfolios.
(h)	Amount represents less than $0.01 per share.

See accompanying notes to financial statements.

New Age Alpha Variable Funds Trust

Financial Highlights

NAA Large Core Series

Selected data based on a share outstanding throughout each year indicated.

	Year Ended December 31, 2025	Year Ended December 31, 2024		Year Ended December 31, 2023		Year Ended December 31, 2022		Year Ended December 31, 2021
Net asset value, beginning of year	$49.76	$40.75		$32.61		$56.79		$49.39
Income (loss) from investment operations:
Net investment income (a)	0.12	1.32		1.30		0.64		0.26
Net realized and unrealized gain (loss) on investments	8.06	9.12		7.43		(11.88)		13.22
Total income (loss) from investment operations	8.18	10.44		8.73		(11.24)		13.48
Less distributions from:
Net investment income	(1.54)	(1.43)		(0.59)		(0.27)		(0.41)
Net realized gain	(10.20)	-		-		(12.67)		(5.67)
Total distributions	(11.74)	(1.43)		(0.59)		(12.94)		(6.08)
Net asset value, end of year	$46.20	$49.76		$40.75		$32.61		$56.79
Total return (b)(c)	16.43%	25.88%		26.90%		(20.67)%		28.48%

Ratios and Supplemental Data:
Net assets, end of year (in 000’s)	$260,957	$254,631		$227,504		$196,114		$269,971
Net Investment Income (d)	0.23%	2.87%		3.58%		1.54%		0.49%
Total Expenses (d)	1.16%	1.16%		1.31%		1.18%		1.14%
Net Expenses (e)	0.93%	0.89%		1.03	%(f)	0.92	%(f)	0.85	%(f)
Portfolio turnover rate	64%	123	%(g)	52%		63%		34%

(a)	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
(b)	Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had been taken into account these expenses, performance would have been lower. Shares of a series of New Age Variable Funds Trust are available only through the purchase of such products.
(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.
(d)	Does not include the expenses of the underlying investment companies in which the Fund invests.
(e)	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
(f)	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the years presented would be:

				12/31/2023		12/31/2022		12/31/2021
				0.84%		0.87%		0.84%

(g)	Portfolio Turnover excludes investments that were purchased/sold to realign the portfolios.

See accompanying notes to financial statements.

New Age Alpha Variable Funds Trust

Financial Highlights

NAA Large Growth Series

Selected data based on a share outstanding throughout each year indicated.

	Year Ended December 31, 2025	Year Ended December 31, 2024		Year Ended December 31, 2023		Year Ended December 31, 2022		Year Ended December 31, 2021
Net asset value, beginning of year	$24.46	$19.01		$13.76		$26.38		$25.79
Income (loss) from investment operations:
Net investment income (loss) (a)	(0.10)	0.57		0.55		0.24		0.09
Net realized and unrealized gain (loss) on investments	4.33	5.49		4.92		(7.87)		6.51
Total income (loss) from investment operations	4.23	6.06		5.47		(7.63)		6.60
Less distributions from:
Net investment income	(0.65)	(0.61)		(0.22)		(0.09)		(0.17)
Net realized gain	(5.48)	-		-		(4.90)		(5.84)
Total distributions	(6.13)	(0.61)		(0.22)		(4.99)		(6.01)
Net asset value, end of year	$22.56	$24.46		$19.01		$13.76		$26.38
Total return (b)(c)	17.02%	32.18%		39.91%		(30.69)%		27.77%

Ratios and Supplemental Data:
Net assets, end of year (in 000’s)	$60,571	$59,454		$48,729		$37,061		$57,977
Net Investment Income (loss) (d)	(0.41)%	2.59%		3.35%		1.34%		0.34%
Total Expenses (d)	1.17%	1.15%		1.51%		1.21%		1.20%
Net Expenses (e)	1.01%	0.85%		1.18	%(f)	0.92	%(f)	0.88	%(f)
Portfolio turnover rate	60%	121	%(g)	57%		65%		40%

(a)	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
(b)	Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had been taken into account these expenses, performance would have been lower. Shares of a series of New Age Variable Funds Trust are available only through the purchase of such products.
(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.
(d)	Does not include the expenses of the underlying investment companies in which the Fund invests.
(e)	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
(f)	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the years presented would be:

				12/31/2023		12/31/2022		12/31/2021
				0.88%		0.89%		0.87%

(g)	Portfolio Turnover excludes investments that were purchased/sold to realign the portfolios.

See accompanying notes to financial statements.

New Age Alpha Variable Funds Trust

Financial Highlights

NAA Mid Growth Series

Selected data based on a share outstanding throughout each year indicated.

	Year Ended December 31, 2025	Year Ended December 31, 2024		Year Ended December 31, 2023		Year Ended December 31, 2022		Year Ended December 31, 2021
Net asset value, beginning of year	$52.28	$45.92		$36.82		$71.17		$72.46
Income (loss) from investment operations:
Net investment income (loss) (a)	(0.07)	1.36		1.37		0.66		0.22
Net realized and unrealized gain (loss) on investments	1.31	6.51		8.32		(20.02)		9.44
Total income (loss) from investment operations	1.24	7.87		9.69		(19.36)		9.66
Less distributions from:
Net investment income	(1.51)	(1.51)		(0.59)		(0.20)		(0.40)
Net realized gain	(2.32)	-		-		(14.79)		(10.55)
Total distributions	(3.83)	(1.51)		(0.59)		(14.99)		(10.95)
Net asset value, end of year	$49.69	$52.28		$45.92		$36.82		$71.17
Total return (b)(c)	2.17%	17.37%		26.41%		(27.78)%		13.69%

Ratios and Supplemental Data:
Net assets, end of year (in 000’s)	$162,074	$157,975		$173,330		$145,173		$198,627
Net Investment Income (loss) (d)	(0.13)%	2.72%		3.35%		1.42%		0.30%
Total Expenses (d)	1.18%	1.16%		1.35%		1.18%		1.16%
Net Expenses (e)	1.04%	0.92%		1.11	%(f)	0.96	%(f)	0.89	%(f)
Portfolio turnover rate	104%	165	%(g)	67%		87%		60%

(a)	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
(b)	Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had been taken into account these expenses, performance would have been lower. Shares of a series of New Age Variable Funds Trust are available only through the purchase of such products.
(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.
(d)	Does not include the expenses of the underlying investment companies in which the Fund invests.
(e)	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
(f)	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the years presented would be:

				12/31/2023		12/31/2022		12/31/2021
				0.91%		0.91%		0.87%

(g)	Portfolio Turnover excludes investments that were purchased/sold to realign the portfolios.

See accompanying notes to financial statements.

New Age Alpha Variable Funds Trust

Financial Highlights

NAA Small Cap Value Series

Selected data based on a share outstanding throughout each year indicated.

	Year Ended December 31, 2025	Year Ended December 31, 2024		Year Ended December 31, 2023		Year Ended December 31, 2022		Year Ended December 31, 2021
Net asset value, beginning of year	$44.30	$43.17		$42.29		$46.70		$37.30
Income (loss) from investment operations:
Net investment income (a)	0.34	0.36		0.47		0.51		0.27
Net realized and unrealized gain (loss) on investments	1.08	3.26		3.68		(2.37)		9.47
Total income (loss) from investment operations	1.42	3.62		4.15		(1.86)		9.74
Less distributions from:
Net investment income	(0.46)	(0.53)		(0.56)		(0.31)		(0.34)
Net realized gain	(8.60)	(1.96)		(2.71)		(2.24)		-
Total distributions	(9.06)	(2.49)		(3.27)		(2.55)		(0.34)
Net asset value, end of year	$36.66	$44.30		$43.17		$42.29		$46.70
Total return (b)(c)	3.30%	8.51%		10.29%		(3.74)%		26.18%

Ratios and Supplemental Data:
Net assets, end of year (in 000’s)	$49,578	$53,194		$62,219		$64,384		$73,837
Net Investment Income (d)	0.83%	0.82%		1.15%		1.17%		0.61%
Total Expenses (d)	1.29%	1.27%		1.23%		1.21%		1.21%
Net Expenses (e)	1.15%	1.12%		1.11	%(f)	1.12	%(f)	1.13	%(f)
Portfolio turnover rate	115%	15	%(g)	25%		38%		32%

(a)	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
(b)	Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had been taken into account these expenses, performance would have been lower. Shares of a series of New Age Variable Funds Trust are available only through the purchase of such products.
(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.
(d)	Does not include the expenses of the underlying investment companies in which the Fund invests.
(e)	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
(f)	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the years presented would be:

				12/31/2023		12/31/2022		12/31/2021
				1.11%		1.12%		1.13%

(g)	Portfolio Turnover excludes investments that were purchased/sold to realign the portfolios.

See accompanying notes to financial statements.

New Age Alpha Variable Funds Trust

Financial Highlights

NAA Small Growth Series

Selected data based on a share outstanding throughout each year indicated.

	Year Ended December 31, 2025	Year Ended December 31, 2024		Year Ended December 31, 2023		Year Ended December 31, 2022		Year Ended December 31, 2021
Net asset value, beginning of year	$29.24	$26.73		$22.38		$46.01		$44.91
Income (loss) from investment operations:
Net investment income (loss) (a)	(0.05)	0.70		0.75		0.38		0.10
Net realized and unrealized gain (loss) on investments	2.00	2.67		3.94		(12.10)		2.82
Total income (loss) from investment operations	1.95	3.37		4.69		(11.72)		2.92
Less distributions from:
Net investment income	(0.83)	(0.86)		(0.34)		(0.11)		(0.19)
Net realized gain	-	-		-		(11.80)		(1.63)
Total distributions	(0.83)	(0.86)		(0.34)		(11.91)		(1.82)
Net asset value, end of year	$30.36	$29.24		$26.73		$22.38		$46.01
Total return (b)(c)	6.58%	12.68	%(g)	21.01%		(26.61)%		6.54%

Ratios and Supplemental Data:
Net assets, end of year (in 000’s)	$24,045	$25,812		$26,630		$24,293		$37,011
Net Investment Income (loss) (d)	(0.18)%	2.47%		3.11%		1.29%		0.22%
Total Expenses (d)	1.42%	1.45%		1.65%		1.43%		1.39%
Net Expenses (e)	1.11%	1.04%		1.19	%(f)	1.05	%(f)	1.00	%(f)
Portfolio turnover rate	75%	150	%(h)	80%		73%		64%

(a)	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
(b)	Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had been taken into account these expenses, performance would have been lower. Shares of a series of New Age Variable Funds Trust are available only through the purchase of such products.
(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.
(d)	Does not include the expenses of the underlying investment companies in which the Fund invests.
(e)	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
(f)	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the years presented would be:

				12/31/2023		12/31/2022		12/31/2021
				1.03%		1.04%		1.00%

(g)	Includes adjustments in accordance with generally accepted accounting principles in the United States and consequently, the net asset values for financial statement reporting purposes and the returns based upon those net assets may differ from the net asset values and returns for shareholder processing.
(h)	Portfolio Turnover excludes investments that were purchased/sold to realign the portfolios.

See accompanying notes to financial statements.

New Age Alpha Variable Funds Trust

Financial Highlights

NAA SMid-Cap Value Series

Selected data based on a share outstanding throughout each year indicated.

	Year Ended December 31, 2025	Year Ended December 31, 2024		Year Ended December 31, 2023		Year Ended December 31, 2022		Year Ended December 31, 2021
Net asset value, beginning of year	$75.57	$72.15		$71.66		$83.11		$68.31
Income (loss) from investment operations:
Net investment income (a)	0.74	0.71		0.91		1.03		0.61
Net realized and unrealized gain (loss) on investments	4.95	5.78		5.86		(3.04)		15.53
Total income (loss) from investment operations	5.69	6.49		6.77		(2.01)		16.14
Less distributions from:
Net investment income	(0.88)	(1.01)		(1.10)		(0.70)		(1.34)
Net realized gain	(18.96)	(2.06)		(5.18)		(8.74)		-
Total distributions	(19.84)	(3.07)		(6.28)		(9.44)		(1.34)
Net asset value, end of year	$61.42	$75.57		$72.15		$71.66		$83.11
Total return (b)(c)	7.35%	9.05%		9.73%		(1.86)%		23.75%

Ratios and Supplemental Data:
Net assets, end of year (in 000’s)	$132,596	$143,402		$160,556		$165,068		$187,373
Net Investment Income (d)	1.01%	0.95%		1.30%		1.36%		0.76%
Total Expenses (d)	1.18%	1.15%		1.15%		1.13%		1.14%
Net Expenses (e)	1.02%	0.87%		0.88	%(f)	0.89	%(f)	0.90	%(f)
Portfolio turnover rate	106%	17	%(g)	28%		40%		34%

(a)	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
(b)	Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had been taken into account these expenses, performance would have been lower. Shares of a series of New Age Variable Funds Trust are available only through the purchase of such products.
(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.
(d)	Does not include the expenses of the underlying investment companies in which the Fund invests.
(e)	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
(f)	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the years presented would be:

				12/31/2023		12/31/2022		12/31/2021
				0.88%		0.89%		0.90%

(g)	Portfolio Turnover excludes investments that were purchased/sold to realign the portfolios.

See accompanying notes to financial statements.

New Age Alpha Variable Funds Trust

Financial Highlights

NAA World Equity Income Series

Selected data based on a share outstanding throughout each year indicated.

	Year Ended December 31, 2025	Year Ended December 31, 2024		Year Ended December 31, 2023		Year Ended December 31, 2022		Year Ended December 31, 2021
Net asset value, beginning of year	$14.83	$13.53		$12.37		$17.74		$14.79
Income (loss) from investment operations:
Net investment income (a)	0.23	0.28		0.28		0.32		0.34
Net realized and unrealized gain (loss) on investments	3.04	1.42		1.22		(2.01)		2.86
Total income (loss) from investment operations	3.27	1.70		1.50		(1.69)		3.20
Less distributions from:
Net investment income	(0.33)	(0.40)		(0.34)		(0.36)		(0.25)
Net realized gain	(2.72)	-		-		(3.32)		-
Total distributions	(3.05)	(0.40)		(0.34)		(3.68)		(0.25)
Net asset value, end of year	$15.05	$14.83		$13.53		$12.37		$17.74
Total return (b)(c)	22.75%	12.59%		12.28%		(9.12)%		21.74%

Ratios and Supplemental Data:
Net assets, end of year (in 000’s)	$132,918	$111,162		$112,886		$113,334		$138,193
Net Investment Income (d)	1.46%	1.92%		2.22%		2.25%		2.02%
Total Expenses (d)	1.18%	1.14%		1.14%		1.10%		1.15%
Net Expenses (e)	1.00%	0.86%		0.87	%(f)	0.88	%(f)	0.89	%(f)
Portfolio turnover rate	119%	105	%(g)	177%		140%		185%

(a)	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
(b)	Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had been taken into account these expenses, performance would have been lower. Shares of a series of New Age Variable Funds Trust are available only through the purchase of such products.
(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.
(d)	Does not include the expenses of the underlying investment companies in which the Fund invests.
(e)	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
(f)	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the years presented would be:

				12/31/2023		12/31/2022		12/31/2021
				0.87%		0.88%		0.89%

(g)	Portfolio Turnover excludes investments that were purchased/sold to realign the portfolios.

See accompanying notes to financial statements.

New Age Alpha Variable Funds	Notes to Financial Statements
December 31, 2025

1.	ORGANIZATION

New Age Alpha Variable Funds Trust (the “Trust”), a diversified Delaware statutory trust organized on February 6, 2024, is registered with the U.S. Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940 (the “1940 Act”), as an open-ended investment company. Each series of the Trust, in effect, is representing a separate diversified fund (each, a “Fund” and collectively, the “Funds”). The Trust may issue an unlimited number of authorized shares. The Trust accounts for the assets of each Fund separately. As of the close of business on October 25, 2024, each Fund received all of the assets and liabilities of a corresponding series of Guggenheim Variable Funds Trust (each, a “Predecessor Fund”), as discussed in the Trust’s most recent Statement of Additional Information. As of December 31, 2025, the Trust consisted of nine funds. The Trust offers shares of the Funds to insurance companies for their variable annuity and variable life insurance contracts.

This report covers the following funds:

Fund Name	Inception Date	Investment Objective
NAA All Cap Value Series	June 1, 1995	Long-term capital growth
NAA Large Cap Value Series	May 1, 1979	Long-term capital growth
NAA Large Core Series	May 1, 1979	Long-term capital growth
NAA Large Growth Series	May 3, 1999	Long-term capital growth
NAA Mid Growth Series	October 1, 1992	Long-term capital growth
NAA Small Cap Value Series	May 1, 2000	Long-term capital appreciation
NAA Small Growth Series	October 15, 1997	Long-term capital appreciation
NAA SMid-Cap Value Series	May 1, 1997	Long-term capital growth
NAA World Equity Income Series	April 19, 1984	Total return comprised of capital appreciation and current income

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Funds operate as investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

The net asset value per share (“NAV”) of a fund is calculated by dividing the market value of a fund’s securities and other assets, less all liabilities, by the number of outstanding shares of that fund.

Operating Segments – The Funds have adopted FASB Accounting Standards Update 2023-07, Segment Reporting (“Topic 280”) - Improvements to Reportable Segment Disclosures. Adoption of the standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is comprised of the portfolio managers and Chief Financial Officer of the Funds. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of each Fund, using the information presented in the financial statements and financial highlights.

a. Investment Valuation – The Funds’ Board of Trustees (the “Board” or “Trustees”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Valuation Procedures”). Pursuant to Rule 2a-5 under the 1940 Act, the Board designated New Age Alpha Advisors, LLC (the “Adviser”) as the respective valuation designee to perform fair valuation determinations for each Fund with respect to all Fund investments and/or other assets. As the Funds’ valuation designee pursuant to Rule 2a-5, the Adviser has adopted separate procedures (“Valuation Designee Procedures”) reasonably designed to prevent violations of the requirements of Rule 2a-5 and Rule 31a-4 under the 1940 Act. The Adviser, in its role as valuation designee, utilizes the assistance of a valuation committee, consisting of representatives from New Age Alpha Advisors, LLC, fund administration, legal and compliance departments (the “Valuation Committee”), in determining fair value of the Funds’ securities and other assets. The Valuation Procedures and Valuation Designee Procedures permit the Funds to use a variety of valuation methodologies in connection with valuing the Funds’ investments. The methodology used for a specific type of investment may vary based on available market data or other relevant considerations. As a general matter, valuing securities and assets accurately is difficult and can be based on inputs and assumptions, which may not always be accurate.

New Age Alpha Variable Funds	Notes to Financial Statements (Continued)
December 31, 2025

Equity securities listed or traded on a recognized U.S. securities exchange or the National Association of Securities Dealers Automated Quotations (“NASDAQ”) National Market System are generally valued on the basis of the last sale price on the primary U.S. exchange or market on which the security is listed or traded; provided, however, that securities listed on NASDAQ will be valued at the NASDAQ official closing price, which may not necessarily represent the last sale price.

Open-end investment companies are valued at their NAV as of the close of business, on the valuation date. Exchange-traded Funds (“ETFs”) and closed-end investment companies are generally valued at the last quoted sale price.

Fair Valuation Process – In general, portfolio securities and assets of a Fund will be valued on the basis of readily available market quotations at their current market value. With respect to portfolio securities and assets of a Fund for which market quotations are not readily available, or deemed unreliable by the Adviser, the Fund will fair value those securities and assets in good faith in accordance with the Valuation Procedures and Valuation Designee Procedures. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s or liability’s) “fair value.” Fair value represents a good faith approximation of the value of a security. Fair value determinations may be based on limited inputs and involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances, and the exercise of judgment. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information analysis. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures and Valuation Designee Procedures may differ from valuations for the same security determined by other funds using their own valuation procedures. Although the Valuation Procedures and Valuation Designee Procedures are designed to value a portfolio security or asset at the price a Fund may reasonably expect to receive upon its sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that a Fund could reasonably expect to receive upon the sale of the portfolio security or asset.

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

New Age Alpha Variable Funds	Notes to Financial Statements (Continued)
December 31, 2025

The following tables summarize the inputs used for the year ended as of December 31, 2025, for the Funds’ assets and liabilities measured at fair value:

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
NAA All Cap Value Series
Common Stocks	$86,666,752	$-	$-	$86,666,752
Exchange-Traded Funds	1,793,515	-	-	1,793,515
Total	$88,460,267	$-	$-	$88,460,267

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
NAA Large Cap Value Series
Common Stocks	$191,509,213	$-	$-	$191,509,213
Exchange-Traded Funds	3,975,011	-	-	3,975,011
Total	$195,484,224	$-	$-	$195,484,224

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
NAA Large Core Series
Common Stocks	$254,642,671	$-	$-	$254,642,671
Exchange-Traded Funds	5,235,065	-	-	5,235,065
Total	$259,877,736	$-	$-	$259,877,736

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
NAA Large Growth Series
Common Stocks	$59,107,326	$-	$-	$59,107,326
Exchange-Traded Funds	1,207,821	-	-	1,207,821
Total	$60,315,147	$-	$-	$60,315,147

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
NAA Mid Growth Series
Common Stocks	$158,417,353	$-	$-	$158,417,353
Exchange-Traded Funds	3,254,278	-	-	3,254,278
Total	$161,671,631	$-	$-	$161,671,631

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
NAA Small Cap Value Series
Common Stocks	$48,397,910	$-	$-	$48,397,910
Exchange-Traded Funds	1,000,268	-	-	1,000,268
Total	$49,398,178	$-	$-	$49,398,178

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
NAA Small Growth Series
Common Stocks	$23,504,911	$-	$-	$23,504,911
Exchange-Traded Funds	488,561	-	-	488,561
Total	$23,993,472	$-	$-	$23,993,472

New Age Alpha Variable Funds	Notes to Financial Statements (Continued)
December 31, 2025

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
NAA SMid-Cap Value Series
Common Stocks	$129,788,478	$-	$-	$129,788,478
Exchange-Traded Funds	2,691,605	-	-	2,691,605
Total	$132,480,083	$-	$-	$132,480,083

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
NAA World Equity Income Series
Common Stocks	$115,364,085	$-	$-	$115,364,085
Exchange-Traded Funds	2,368,529	-	-	2,368,529
Total	$117,732,614	$-	$-	$117,732,614

The Funds did not hold any Level 3 securities during the period.

b. Exchange Traded Funds – The Funds may invest in ETFs, which are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity in an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

c. Security Transactions and Related Income – Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as a reduction to cost if the securities are still held and as realized gains if no longer held in the respective Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries, if any. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discounts, is accrued on a daily basis. Dividend income from Real Estate Investment Trusts (“REITs”) is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to realized gains. The actual amounts of income, return of capital, and realized gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

d. Foreign Securities Risk – There are several risks associated with exposure to foreign currencies, foreign issuers and emerging markets. A fund’s indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. dollar, or in the case of short positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad. In addition, the Funds may incur transaction costs in connection with conversions between various currencies. The Funds may, but are not obligated to, engage in currency hedging transactions, which generally involve buying currency forward, options or futures contracts. However, not all currency risks may be effectively hedged, and in some cases the costs of hedging techniques may outweigh expected benefits. In such instances, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar.

The Funds may invest in securities of foreign companies directly, or in financial instruments, such as American Depository Receipts (“ADRs”) and ETFs, which are indirectly linked to the performance of foreign issuers. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Investing in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers, may involve risks not typically associated with investing in U.S. issuers. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer’s financial condition and operations. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by the Funds.

e. Foreign Currency Translations – The accounting records of the Funds are maintained in U.S. dollars. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at prevailing exchange rates. Purchases and sales of investment securities, dividend and interest

New Age Alpha Variable Funds	Notes to Financial Statements (Continued)
December 31, 2025

income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Funds to foreign government exchange restrictions, expropriation, taxation, or other political, social, geopolitical or economic developments, all of which could affect the market and/or credit risk of the investments.

The Funds do not isolate that portion of the results of operations resulting from changes in the foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized gain or loss and unrealized appreciation or depreciation on investments.

Reported net realized foreign exchange gains and losses arise from sales of foreign currencies and currency gains or losses realized between the trade and settlement dates on investment transactions. Net unrealized appreciation and depreciation arise from changes in the fair values of assets and liabilities other than investments in securities at the fiscal period end, resulting from changes in exchange rates.

f. Cash Management Transactions – The Funds subscribe to the Brown Brothers Harriman & Co. (“BBH”) Cash Management Service (“CMS”), whereby cash balances are automatically swept into overnight offshore demand deposits with either the BBH Grand Cayman branch or a branch of a pre- approved commercial bank. This fully automated program allows the Funds to earn interest on cash balances. Excess cash with deposit institutions domiciled outside of the U.S. are subject to sovereign actions in the jurisdiction of the deposit institution including, but not limited to, freeze, seizure or diminution. Cash balances in the BBH CMS are included on the Statements of Assets and Liabilities under Cash and Foreign Cash, at Value. As of December 31, 2025, the Funds had the following cash balances participating in the BBH CMS:

Fund	Cash Balance
NAA All Cap Value Series	$601,869
NAA Large Cap Value Series	720,941
NAA Large Core Series	1,390,350
NAA Large Growth Series	406,081
NAA Mid Growth Series	593,905
NAA Small Cap Value Series	216,986
NAA Small Growth Series	130,747
NAA SMid-Cap Value Series	239,226
NAA World Equity Income Series	632,330

As of December 31, 2025, the Funds had the following foreign cash balances participating in the BBH CMS (cost and value of foreign cash balances are equal):

Fund	Foreign Cash Balance
NAA World Equity Income Series	$-

g. Federal Income Taxes – The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax or federal excise tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended December 31, 2022 through December 31, 2024, or expected to be taken in the Funds’ December 31, 2025, year-end tax return. The Funds’ U.S. federal income tax returns are subject to examination by the Internal Revenue Service (“IRS”) for a period of three years after they are filed.

h. Dividends and Distributions – The dividends and distributions paid by the Funds to the insurance company’s separate accounts will consist of ordinary income, capital gains, or some combination of both. Because shares of the Fund must be purchased through separate accounts used to fund variable insurance contracts, such dividends, and distributions will be exempt from current taxation by contract holders if left to accumulate within a separate account.

New Age Alpha Variable Funds	Notes to Financial Statements (Continued)
December 31, 2025

i. Foreign Taxes – The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and reflected in their Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income and foreign taxes on capital gains from sales of investments are included with the net realized gain (loss) on investments. Foreign taxes payable or deferred as of December 31, 2025, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

j. Indemnification – Under the Funds’ organizational documents, the Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, throughout the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

k. Expenses – Expenses directly attributable to a Fund are charged directly to the Fund. Other expenses common to various funds within the fund complex are generally allocated amongst such funds on the basis of average net assets.

3.	RISKS

a. Equity Securities Risk – Equity risk is the risk that securities held by the Fund will fall due to general market or economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, and the particular circumstances and performance of particular companies whose securities the Fund holds. Although common stocks have historically generated higher average returns than fixed-income securities over the long term, common stocks also have experienced significantly more volatility in returns. Below are additional risks related to specific equity securities the Fund invests in.

b. Investment Company Risk – Investing in other investment vehicles, including ETFs, closed-end funds, and other mutual funds, subjects the Fund to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease or the portfolio becomes illiquid. Moreover, the Fund and its shareholders will incur its pro rata share of the underlying vehicles’ expenses, reducing the Fund’s performance. In addition, investments in an ETF or a listed closed-end fund are subject to, among other risks, the risk that the shares may trade at a discount or premium relative to the net asset value of the shares, and the listing exchange may halt trading of the shares.

c. Preferred Stock Risk – Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and has precedence over common stock in paying dividends. If an issuer is liquidated or declares bankruptcy, the claims of bond owners take precedence over those who own preferred and common stock.

d. Convertible Securities Risk – Convertible securities may be subordinate to other securities. The total return for a convertible security depends, in part, upon the performance of the underlying security into which it can be converted. The value of convertible securities tends to decline as interest rates increase. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality.

e. Warrants Risk – Warrants are instruments that entitle the holder to buy an equity security at a specific price for a particular period. Warrants may be more speculative than other types of investments. The cost of a warrant may be more volatile than the price of its underlying security, and a warrant may offer more significant potential for capital appreciation and loss. A warrant ceases to have value if it is not exercised before its expiration date.

f. Foreign Securities Risk – Since the Fund’s investments may include ADRs, representing interests in foreign securities, the Fund is subject to risks beyond those associated with investing in domestic securities. The value of foreign securities is subject to currency fluctuations. Foreign companies are generally not subject to the same regulatory requirements as U.S. companies, resulting in less publicly available information about these companies. In addition, foreign accounting, auditing, and financial reporting standards differ from those applicable to U.S. companies. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund. Below are additional risks related to specific types of foreign securities the Fund invests in.

g. Depositary Receipt Risk – The Funds may hold the securities of non-U.S. companies in the form of depositary receipts. The underlying securities of the depositary receipts in the Fund’s portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund’s portfolio. In addition, the value of the securities underlying the depositary receipts may change materially when the U.S. markets are not

New Age Alpha Variable Funds	Notes to Financial Statements (Continued)
December 31, 2025

open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

h. REITs Risk – REITs are companies that own or finance income-producing real estate. Investments in REITs are subject to the risks associated with investing in the real estate industry, such as adverse developments affecting the real estate industry and real property values, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses. The Fund’s REIT investments also subject it to management and tax risks.

i. Sector Exposure Risk – Sector exposure risk is the possibility that securities within the same sector will decline in price due to sector-specific market or economic developments. If the Fund invests more heavily in a particular sector, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that sector. As a result, the Fund’s share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of sectors. Additionally, some sectors could be subject to greater government regulation than other sectors. Therefore, changes in regulatory policies for those sectors may have a material effect on the value of securities issued by companies in those sectors.

j. Market Risk – The value of, or income generated by, the investments held by the Funds are subject to the possibility of rapid and unpredictable fluctuation, and loss that may result from various factors. These factors include, among others, developments affecting individual companies, or from broader influences, including real or perceived changes in prevailing interest rates (which may change at any time based on changes in monetary policies and various market and other economic conditions), changes in inflation rates or expectations about inflation rates, adverse investor confidence or sentiment, changing economic, political (including geopolitical), social or financial market conditions, increased instability or general uncertainty, environmental disasters, governmental actions, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), debt crises, actual or threatened wars or other armed conflicts (such as the ongoing Russia-Ukraine conflict and its collateral economic and other effects, including, but not limited to, sanctions and other international trade barriers) or ratings downgrades, and other similar events, each of which may be temporary or last for extended periods. Moreover, changing economic, political, geopolitical, social, financial market or other conditions in one country, geographic region or industry could adversely affect the value, yield and return of the investments held by the Funds in a different country, geographic region, economy, industry or market because of the increasingly interconnected global economies and financial markets. The duration and extent of the foregoing types of factors or conditions are highly uncertain and difficult to predict and have in the past, and may in the future, cause volatility and distress in economies and financial markets or other adverse circumstances, which may negatively affect the value of the Funds’ investments and performance of the Funds.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

a. Management Fees – The Adviser serves as each Fund’s investment adviser. Pursuant to an investment advisory agreement with the Trust, on behalf of the Funds, the Adviser, subject to the oversight of the Board and in conformity with the stated policies of the Funds, manages all business activities of the Funds (the “Advisory Agreement”). As compensation for its services, each Fund pays the Adviser an annual management fee based on its average daily net assets, accrued daily and paid monthly.

Under the Advisory Agreement, for its services, the NAA Large Core Series pays the Adviser a monthly investment advisory fee (the “Management Fee”) computed at the annual rate of 0.75% of average daily net assets up to $500 million, 0.725% of average daily net assets over $500 million up to $1 billion, 0.70% of average daily net assets over $1 billion up to $1.5 billion, 0.65% of average daily net assets over $1.5 billion up to $2 billion, 0.60% of average daily net assets over $2 billion up to $2.5 billion, 0.55% of average daily net assets over $2.5 billion up to $3 billion, and 0.50% of average daily net assets over $3 billion. The amount paid to the Adviser for the year ended December 31, 2025, was $1,880,686.

Each Fund pays the Adviser a monthly Management Fee computed at the annual rate as a percentage of its average daily net assets listed in the table below for the year ended December 31, 2025:

Fund	Advisory Fee %	Advisory Fee $
NAA All Cap Value Series	0.70%	$607,602
NAA Large Cap Value Series	0.65%	1,258,867
NAA Large Growth Series	0.65%	376,363
NAA Mid Growth Series	0.75%	1,228,634
NAA Small Cap Value Series	0.75%	365,813
NAA Small Growth Series	0.75%	186,001
NAA SMid-Cap Value Series	0.75%	1,012,146
NAA World Equity Income Series	0.70%	788,699

New Age Alpha Variable Funds	Notes to Financial Statements (Continued)
December 31, 2025

Effective April 30, 2025, under an Expense Limitation Agreement between the Trust and the Adviser (the “Expense Limitation Agreement”), the Adviser has contractually agreed, until April 30, 2027, to reduce the Management Fee and reimburse other expenses to the extent necessary to limit Total Annual Fund Operating Expenses (exclusive of brokerage costs, taxes, interest, borrowing costs such as interest and dividend expenses on securities sold short, acquired fund fees and expenses, and extraordinary expenses such as litigation costs and other expenses not incurred in the ordinary course of the Fund’s business) to an amount not exceeding the percentage of the average daily net assets of each Fund in the table below:

Fund	Expense Cap
NAA All Cap Value Series	1.04%
NAA Large Cap Value Series	0.96%
NAA Large Core Series	0.94%
NAA Large Growth Series	1.01%
NAA Mid Growth Series	1.07%
NAA Small Cap Value Series	1.17%
NAA Small Growth Series	1.14%
NAA SMid-Cap Value Series	1.07%
NAA World Equity Income Series	1.06%

Prior to April 30, 2025, under the amended Expense Limitation Agreement, the Adviser had contractually agreed, until April 30, 2027, to reduce the Management Fee and reimburse other expenses to the extent necessary to limit Total Annual Fund Operating Expenses (exclusive of brokerage costs, taxes, interest, borrowing costs such as interest and dividend expenses on securities sold short, acquired fund fees and expenses, and extraordinary expenses such as litigation costs and other expenses not incurred in the ordinary course of the Fund’s business) to an amount not exceeding the percentage of the average daily net assets of each Fund in the table below:

Fund	Expense Cap
NAA All Cap Value Series	0.84%
NAA Large Cap Value Series	0.76%
NAA Large Core Series	0.89%
NAA Large Growth Series	0.91%
NAA Mid Growth Series	0.92%
NAA Small Cap Value Series	1.12%
NAA Small Growth Series	1.04%
NAA SMid-Cap Value Series	0.87%
NAA World Equity Income Series	0.86%

Management Fee reductions and expense reimbursements by the Adviser are subject to repayment by a Fund for three years after such fees and expenses were incurred, provided that the repayments do not cause Total Annual Fund Operating Expenses (after the repayment is taken into account) to exceed (i) the expense limitation then in effect if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. As of December 31, 2025, the Adviser has waived/reimbursed expenses that may be recovered no later than December 31 of the years indicated below:

Fund	Expires 2026	Expires 2027	Expires 2028	Total
NAA All Cap Value Series	$-	$66,761	$151,798	$218,559
NAA Large Cap Value Series	-	133,337	291,618	424,955
NAA Large Core Series	-	164,544	565,277	729,821
NAA Large Growth Series	-	37,872	87,976	125,848
NAA Mid Growth Series	-	106,713	233,127	339,840
NAA Small Cap Value Series	-	24,058	65,365	89,423
NAA Small Growth Series	-	8,390	78,153	86,543
NAA SMid-Cap Value Series	-	120,369	217,405	337,774
NAA World Equity Income Series	-	77,837	212,226	290,063

New Age Alpha Variable Funds	Notes to Financial Statements (Continued)
December 31, 2025

For the year ended December 31, 2025, the fee waivers/reimbursements and/or recoupments were as follows:

Fund	Fees Waived/ Reimbursed By Adviser	Recoupment of Previously Waived Fees by Adviser
NAA All Cap Value Series	$151,798	$-
NAA Large Cap Value Series	291,618	-
NAA Large Core Series	565,277	-
NAA Large Growth Series	87,976	-
NAA Mid Growth Series	233,127	-
NAA Small Cap Value Series	65,365	-
NAA Small Growth Series	78,153	-
NAA SMid-Cap Value Series	217,405	-
NAA World Equity Income Series	212,226	-

b. Distributor – The Funds’ Distributor is Ultimus Fund Distributors, LLC (the “Distributor”). The Funds have adopted a Distribution Plan (the “Plan”) under Rule 12b-1 under the 1940 Act. The Plan provides that the Funds will compensate the Distributor for distribution and other services provided to the Funds, its activities and expenses related to the sale and distribution of the Funds and ongoing services to the investors in the Funds. Under the Plan, the Distributor receives from a Fund a fee at the annual rate of 0.25% of that Fund’s average daily net assets (without regard to expenses incurred). The Distributor may pay up to the full amount of this fee to third parties that make available Fund shares and/or provide services to the Funds and their shareholders. The fee paid to a third party is based on the level of such services provided. Third parties may use the payments for, among other purposes, compensating employees engaged in sales and/or shareholder servicing.

The following table reflects the Funds’ incurred distribution fees for the year ended December 31, 2025.

Fund	Distribution Fees
NAA All Cap Value Series	$217,000
NAA Large Cap Value Series	484,179
NAA Large Core Series	626,895
NAA Large Growth Series	144,755
NAA Mid Growth Series	409,545
NAA Small Cap Value Series	121,938
NAA Small Growth Series	62,000
NAA SMid-Cap Value Series	337,382
NAA World Equity Income Series	281,677

c. Administration, Fund Accounting and Transfer Agency Fees

Administrator Fees and Expenses

Ultimus Fund Solutions, LLC (“UFS”) – UFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agency services to the Trust. Pursuant to a separate servicing agreement with UFS, the Funds pay UFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. Certain officers of the Trust are also officers of UFS and are not paid any fees directly by the Funds for serving in such capacities.

For the year ended December 31, 2025, the Funds paid UFS the following:

Fund	Administration and Fund Accounting Fees	Transfer Agent Fees
NAA All Cap Value Series	$61,408	$21,511
NAA Large Cap Value Series	102,524	25,712
NAA Large Core Series	144,318	22,222
NAA Large Growth Series	49,496	22,547
NAA Mid Growth Series	98,217	28,195
NAA Small Cap Value Series	41,088	22,309
NAA Small Growth Series	28,777	22,901
NAA SMid-Cap Value Series	84,125	19,881
NAA World Equity Income Series	82,724	23,040

New Age Alpha Variable Funds	Notes to Financial Statements (Continued)
December 31, 2025

Printing Services

BluGiant, LLC (“BluGiant”) – BluGiant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, BluGiant receives customary fees from the Funds.

Compliance Services

Under the terms of a Compliance Consulting Agreement with the Trust, CCO Technology, LLC (d/b/a Joot) provides an individual with the requisite background and familiarity with the federal securities laws to serve as the Trust’s chief compliance officer and to administer the Trust’s compliance policies and procedures. Joot is a subsidiary of FinTech Law, LLC, the Trust’s legal counsel.

5.	INVESTMENT TRANSACTIONS

The cost of purchases and the proceeds from sales of investments, other than short-term investments, for the year ended December 31, 2025, were as follows:

Fund	Purchases of Securities	Proceeds From Sales of Securities
NAA All Cap Value Series	$90,199,427	$100,883,526
NAA Large Cap Value Series	158,547,698	184,964,827
NAA Large Core Series	161,491,830	193,900,373
NAA Large Growth Series	34,852,678	42,987,650
NAA Mid Growth Series	168,582,740	169,364,156
NAA Small Cap Value Series	56,076,239	60,340,103
NAA Small Growth Series	18,548,729	21,794,994
NAA SMid-Cap Value Series	142,883,553	160,860,127
NAA World Equity Income Series	133,480,485	148,088,404

6.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumption of the control of the Fund, under Section 2(a)(9) of the 1940 Act. As of December 31, 2025, ownership percentages of the holders of the voting securities of each Fund that may be deemed to control the Fund were as follows:

Fund	Insurance Company	Percentage of Interest
NAA All Cap Value Series	SBL Variflex Life Insurance Co.	98.5%
NAA Large Cap Value Series	SBL Variflex Life Insurance Co.	99.6%
NAA Large Core Series	SBL Variflex Life Insurance Co.	99.7%
NAA Large Growth Series	SBL Variflex Life Insurance Co.	96.0%
NAA Mid Growth Series	SBL Variflex Life Insurance Co.	97.7%
NAA Small Cap Value Series	SBL Variflex Life Insurance Co.	87.5%
NAA Small Growth Series	SBL Variflex Life Insurance Co.	95.2%
NAA SMid-Cap Value Series	SBL Variflex Life Insurance Co.	97.1%
NAA World Equity Income Series	SBL Variflex Life Insurance Co.	88.0%

The Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

New Age Alpha Variable Funds	Notes to Financial Statements (Continued)
December 31, 2025

7.	DISTRIBUTIONS AND TAX COMPONENTS OF CAPITAL

The Statement of Assets and Liabilities represents cost for financial reporting purposes. The aggregate cost for federal tax purposes is listed in the table below and differs from market value by net unrealized appreciation/depreciation which consisted of:

Fund	Cost for Federal Tax purposes	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
NAA All Cap Value Series	$84,060,007	$8,440,763	$(4,040,502)	$4,400,261
NAA Large Cap Value Series	183,104,829	21,385,020	(9,005,625)	12,379,395
NAA Large Core Series	223,283,294	42,694,182	(6,099,739)	36,594,443
NAA Large Growth Series	49,006,048	11,486,362	(177,262)	11,309,100
NAA Mid Growth Series	156,721,049	14,331,333	(9,380,751)	4,950,582
NAA Small Cap Value Series	50,314,997	2,372,054	(3,288,874)	(916,820)
NAA Small Growth Series	22,914,924	2,437,176	(1,358,628)	1,078,548
NAA SMid-Cap Value Series	128,609,467	10,121,658	(6,251,042)	3,870,616
NAA World Equity Income Series	103,187,352	16,105,902	(1,560,641)	14,545,261

The tax character of fund distributions paid for the years ended December 31, 2025, and December 31, 2024, was as follows:

For fiscal year ended December 31, 2025	Ordinary Income	Long-Term Capital Gains	Return of Capital	Total
NAA All Cap Value Series	$2,372,271	$17,373,755	$-	$19,746,026
NAA Large Cap Value Series	5,528,582	33,441,047	-	38,969,629
NAA Large Core Series	51,965,523	2,011,337	-	53,976,860
NAA Large Growth Series	13,012,152	153,584	-	13,165,736
NAA Mid Growth Series	9,005,027	2,868,128	-	11,873,155
NAA Small Cap Value Series	503,776	9,427,376	-	9,931,152
NAA Small Growth Series	655,241	-	-	655,241
NAA SMid-Cap Value Series	2,586,501	30,752,620	-	33,339,121
NAA World Equity Income Series	6,754,518	13,500,394	-	20,254,912

For fiscal year ended December 31, 2024	Ordinary Income	Long-Term Capital Gains	Return of Capital	Total
NAA All Cap Value Series	$1,508,071	$4,779,447	$-	$6,287,518
NAA Large Cap Value Series	3,905,732	14,002,271	-	17,908,003
NAA Large Core Series	7,520,187	-	-	7,520,187
NAA Large Growth Series	1,441,067	-	-	1,441,067
NAA Mid Growth Series	5,214,553	-	-	5,214,553
NAA Small Cap Value Series	1,029,358	2,225,631	-	3,254,989
NAA Small Growth Series	788,282	-	-	788,282
NAA SMid-Cap Value Series	2,054,192	4,187,924	-	6,242,116
NAA World Equity Income Series	3,114,326	-	-	3,114,326

As of December 31, 2025, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Capital Loss Carry Forwards	Unrealized Appreciation/ (Depreciation)	Total Accumulated Earnings/ (Deficits)
NAA All Cap Value Series	$4,857,100	$3,233,084	$-	$4,400,261	$12,490,445
NAA Large Cap Value Series	11,070,122	15,200,830	-	12,379,395	38,650,347
NAA Large Core Series	2,617,345	4,693,966	-	36,594,443	43,905,754
NAA Large Growth Series	-	-	-	11,309,100	11,309,100
NAA Mid Growth Series	-	-	(2,441,701)	4,950,582	2,508,881
NAA Small Cap Value Series	1,484,368	67,062	-	(916,820)	634,610
NAA Small Growth Series	-	-	(2,135,005)	1,078,548	(1,056,457)
NAA SMid-Cap Value Series	2,809,513	1,584,071	-	3,870,616	8,264,200
NAA World Equity Income Series	4,629,856	1,464,632	-	14,551,772	20,646,260

The difference between book basis and tax basis accumulated net realized gains/ losses, and unrealized appreciation/ depreciation from investments is primarily attributable to the tax deferral of losses on wash sales.

New Age Alpha Variable Funds	Notes to Financial Statements (Continued)
December 31, 2025

At December 31, 2025, the below Funds had capital loss carry forwards (“CLCF”) for federal income tax purposes available to offset future capital gains and capital loss carryforwards utilized as follows:

	Short-Term	Long-Term	Total	CLCF Utilized
NAA Mid Growth Series	$1,451,755	$989,946	$2,441,701	$-
NAA Small Growth Series	-	2,135,005	2,135,005	377,586

During the fiscal year ended December 31, 2025, certain Funds utilized tax equalization which is the use of earnings and profits distributions to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes. Permanent book and tax differences, primarily attributable to adjustments for net operating losses, distributions in excess, adjustments for prior year tax returns and use of tax equalization credits, resulted in reclassifications as follows:

	Paid In Capital	Distributable Earnings/ (Losses)
NAA All Cap Value Series	$2,688,636	$(2,688,636)
NAA Large Cap Value Series	6,206,934	(6,206,934)
NAA Large Core Series	5,988,586	(5,988,586)
NAA Large Growth Series	480,917	(480,917)
NAA Mid Growth Series	(215,374)	215,374
NAA Small Cap Value Series	1,333,302	(1,333,302)
NAA Small Growth Series	(42,389)	42,389
NAA SMid-Cap Value Series	3,987,912	(3,987,912)
NAA World Equity Income Series	3,559,115	(3,559,115)

8.	PRONOUNCEMENTS

In December 2023, the FASB issued ASU 2023-09 “Income Taxes (Topic 740): Improvements to Income Tax Disclosures,” (ASU 2023-09”). ASU 2023-09 requires additional disaggregated disclosures on the entity’s effective tax rate reconciliation and additional details on income taxes paid. ASU 2023-09 is effective on a prospective basis, with the option for retrospective application, for annual periods beginning after December 15, 2024, and early adoption is permitted. The Funds have adopted ASU 2023-09 effective December 31, 2025, and concluded that the application of this guidance did not have a material impact on any of their financial statements.

9.	SUBSEQUENT EVENTS

The Funds evaluated subsequent events through the date the financial statements are issued.

The Board approved on January 28, 2026, that on or about March 30, 2026, NAA Large Core Series, NAA Large Growth Series, and NAA World Equity Income Series will launch Class L Shares.

Management has determined there were no additional material events that would require adjustment to or disclosure in the Funds’ financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of

New Age Alpha Variable Funds Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of NAA All Cap Value Series, NAA Large Cap Value Series, NAA Large Core Series, NAA Large Growth Series, NAA Mid Growth Series, NAA Small Cap Value Series, NAA Small Growth Series, NAA SMid-Cap Value Series, and NAA World Equity Income Series (the “Funds”), each a series of New Age Alpha Variable Funds Trust, as of December 31, 2025, the related statements of operations for the year then ended, and the statements of changes in net assets and the financial highlights for each of the two years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2025, the results of their operations for the year then ended, and the changes in net assets and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

The Funds’ financial highlights for the years ended December 31, 2023, and prior, were audited by other auditors whose report dated February 27, 2024, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodians. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2024.

COHEN & COMPANY, LTD.

Cleveland, Ohio

February 19, 2026

New Age Alpha Variable Funds	Additional Information (Unaudited)
December 31, 2025

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not Applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Not Applicable.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7 (a)

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable

(b)	Not applicable

Item 19. Exhibits.

(a)(1)	Code of Ethics filed herewith.

(a)(2)	Not applicable

(a)(3)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(4)	Not applicable

(b)	Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	New Age Alpha Variable Funds Trust

By	(Signature and Title)

/s/ Keith D. Kemp
Keith D. Kemp, Principal Executive Officer/President/Principal Financial Officer/Treasurer

Date	3/2/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	(Signature and Title)

/s/ Keith D. Kemp
Keith D. Kemp, Principal Executive Officer/President/Principal Financial Officer/Treasurer

Date	3/2/2026